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Schedule of Investments
(unaudited)
Putnam Master Intermediate Income Trust 2
Notes to Schedule of Investments 34

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited), June 30, 2026
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 2.6%
Capital Markets 2.6%
a
Franklin Ultra Short Bond ETF .......................... United States 166,982 $ 4,180,394
Total Management Investment Companies (Cost $4,152,125) ...................
4,180,394
Principal
Amount
*
Convertible Bonds 3.5%
Aerospace & Defense 0.1%
b
AeroVironment, Inc. , Senior Note , 1.12% , 7/15/30 ........... United States 33,000 31,544
c
BWX Technologies, Inc. , Senior Note , 144A, Zero Cpn., 11/01/30 United States 123,000 126,260
157,804
Automobile Components 0.0%
†
Patrick Industries, Inc. , Senior Note , 1.75% , 12/01/28 ........
United States 38,000 56,330
Automobiles 0.0%
†
Rivian Automotive, Inc. , Senior Note , 4.625% , 3/15/29 ........
United States 55,000 65,318
Biotechnology 0.4%
Alnylam Pharmaceuticals, Inc. ,
Senior Note, 1%, 9/15/27 ........................... United States 19,000 22,892
b,c
Senior Note, 144A, 3.59%, 9/15/28 .................... United States 50,000 46,253
c
Bridgebio Pharma, Inc. , Senior Note , 144A, 0.75% , 2/01/33 .... United States 82,000 81,393
c
Cytokinetics, Inc. , Senior Note , 144A, 1.75% , 10/01/31 ....... United States 81,000 121,500
c
Halozyme Therapeutics, Inc. , Senior Note , 144A, 0.875% ,
11/15/32 ........................................ United States 116,000 127,751
c
Ionis Pharmaceuticals, Inc. , Senior Note , 144A, Zero Cpn.,
12/01/30 ........................................ United States 110,000 117,425
Revolution Medicines, Inc. , Senior Note , 0.5% , 5/01/33 .......
United States 49,000 61,475
578,689
Broadline Retail 0.1%
Etsy, Inc. , Senior Note , 1% , 6/15/30 ......................
United States 101,000 117,332
Capital Markets 0.0%
†
c
Hercules Capital, Inc. , Senior Note , 144A, 4.75% , 9/01/28 ..... United States 33,000 32,390
c
WisdomTree, Inc. , Senior Note , 144A, 4.625% , 8/15/30 ....... United States 33,000 39,453
71,843
Communications Equipment 0.1%
c
Ciena Corp. , Senior Note , 144A, Zero Cpn., 9/15/31 ......... United States 98,000 103,390
Consumer Staples Distribution & Retail 0.1%
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 40,000 89,524
Diversified REITs 0.1%
c
Digital Realty Trust LP , Senior Note , 144A, 1.875% , 11/15/29 ... United States 117,000 125,658
Diversified Telecommunication Services 0.0%
†
c
Bandwidth, Inc. , Senior Note , 144A, Zero Cpn., 7/01/32 ....... United States 32,000 36,784
Electric Utilities 0.3%
NextEra Energy Capital Holdings, Inc. , Senior Note , 3% , 3/01/27
United States 70,000 92,015
PG&E Corp. , Senior Secured Note , 4.25% , 12/01/27 .........
United States 76,000 77,767
PPL Capital Funding, Inc. , Senior Note , 2.875% , 3/15/28 ......
United States 153,000 173,846
343,628

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Electrical Equipment 0.1%
c
Bloom Energy Corp. , Senior Note , 144A, Zero Cpn., 11/15/30 .. United States 98,000 $ 179,561
Electronic Equipment, Instruments & Components 0.1%
c
Advanced Energy Industries, Inc. , Senior Note , 144A, Zero Cpn.,
5/15/31 ......................................... United States 48,000 52,576
c
Avnet, Inc. , Senior Note , 144A, 1.75% , 9/01/30 ............. United States 34,000 47,651
Itron, Inc. , Senior Note , 1.375% , 7/15/30 ..................
United States 92,000 91,856
c
OSI Systems, Inc. , Senior Note , 144A, 0.5% , 2/01/31 ........ United States 49,000 46,104
238,187
Energy Equipment & Services 0.0%
†
c
Liberty Energy, Inc. ,
Senior Note, 144A, Zero Cpn., 3/01/31 ................. United States 33,000 34,064
b
Senior Note, 144A, 0.56%, 3/01/32 .................... United States 16,000 15,500
b,c
ProPetro Holding Corp. , Senior Note , 144A, 1.02% , 11/15/31 ... United States 32,000 30,299
79,863
Entertainment 0.2%
Liberty Media Corp.-Liberty Formula One Corp. , Senior Note ,
2.25% , 8/15/27 ................................... United States 91,000 112,931
Live Nation Entertainment, Inc. ,
Senior Note, 3.125%, 1/15/29 ........................ United States 33,000 58,872
Senior Note, 2.875%, 1/15/30 ........................ United States 74,000 88,504
260,307
Ground Transportation 0.0%
†
c
Knight-Swift Transportation Holdings, Inc. , Senior Note , 144A,
1% , 11/15/31 ..................................... United States 33,000 38,453
Uber Technologies, Inc. , 2028 , Senior Note , 0.875% , 12/01/28 ..
United States 57,000 68,286
106,739
Health Care REITs 0.1%
c
Welltower OP LLC , Senior Note , 144A, 3.125% , 7/15/29 ...... United States 50,000 89,750
Hotels, Restaurants & Leisure 0.1%
b
DoorDash, Inc. , Senior Note , 0.36% , 5/15/30 ............... United States 100,000 98,625
NCL Corp. Ltd. , Senior Note , 0.875% , 4/15/30 ..............
United States 41,000 45,766
144,391
Household Products 0.0%
†
Spectrum Brands, Inc. , Senior Note , 3.375% , 6/01/29 ........
United States 32,000 33,430
IT Services 0.5%
Akamai Technologies, Inc. ,
Senior Note, 1.125%, 2/15/29 ........................ United States 141,000 168,049
b,c
Senior Note, 144A, 1.53%, 5/15/30 .................... United States 32,000 30,173
Cloudflare, Inc. , Senior Note , Zero Cpn., 6/15/30 ............
United States 157,000 198,919
c
CoreWeave, Inc. ,
Senior Note, 144A, 1.75%, 12/01/31 ................... United States 94,000 112,335
Senior Note, 144A, 1.75%, 10/01/32 ................... United States 115,000 126,937
Snowflake, Inc. , Senior Note , Zero Cpn., 10/01/29 ...........
United States 97,000 171,748
808,161
Life Sciences Tools & Services 0.1%
Repligen Corp. , Senior Note , 1% , 12/15/28 ................
United States 79,000 81,202

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Machinery 0.1%
c
JBT Marel Corp. , Senior Note , 144A, 0.375% , 9/15/30 ........ United States 102,000 $ 103,449
Metals & Mining 0.0%
†
c
Almonty Industries, Inc. , Senior Note , 144A, 2.25% , 7/01/31 ... Canada 32,000 34,240
Multi-Utilities 0.0%
†
CMS Energy Corp. , Senior Note , 3.375% , 5/01/28 ...........
United States 51,000 56,954
Office REITs 0.0%
†
c
Boston Properties LP , Senior Note , 144A, 2% , 10/01/30 ....... United States 50,000 48,600
Oil, Gas & Consumable Fuels 0.0%
†
c
Crescent Energy Co. , Senior Note , 144A, 2.75% , 3/15/31 ..... United States 33,000 32,538
Pharmaceuticals 0.1%
c
Ligand Pharmaceuticals, Inc. , Senior Note , 144A, Zero Cpn.,
9/15/31 ......................................... United States 66,000 74,580
c
Zoetis, Inc. , Senior Note , 144A, 0.25% , 6/15/29 ............. United States 71,000 64,612
139,192
Real Estate Management & Development 0.0%
†
c
Compass, Inc. , Senior Note , 144A, 0.25% , 4/15/31 .......... United States 49,000 53,307
Semiconductors & Semiconductor Equipment 0.5%
MACOM Technology Solutions Holdings, Inc. , Senior Note , Zero
Cpn., 12/15/29 .................................... United States 32,000 73,824
c
Microchip Technology, Inc. , Senior Note , 144A, Zero Cpn.,
2/15/30 ......................................... United States 51,000 58,830
MKS, Inc. , Senior Note , 1.25% , 6/01/30 ...................
United States 46,000 135,576
c
Nova Ltd. , Senior Note , 144A, Zero Cpn., 9/15/30 ........... Israel 34,000 62,882
ON Semiconductor Corp. ,
Senior Note, 0.5%, 3/01/29 .......................... United States 55,000 66,413
b,c
Senior Note, 144A, 0.07%, 5/01/31 .................... United States 65,000 64,772
c
Onto Innovation, Inc. , Senior Note , 144A, Zero Cpn., 6/01/31 ... United States 65,000 85,858
c
Semtech Corp. , Senior Note , 144A, Zero Cpn., 10/15/30 ...... United States 42,000 77,301
SiTime Corp. , Senior Note , Zero Cpn., 6/15/31 .............
United States 49,000 54,366
679,822
Software 0.4%
Box, Inc. , Senior Note , 1.5% , 9/15/29 ....................
United States 62,000 60,667
c
Cipher Digital, Inc. , Senior Note , 144A, Zero Cpn., 10/01/31 ... United States 59,000 103,582
Datadog, Inc. , Senior Note , Zero Cpn., 12/01/29 ............
United States 82,000 116,768
Guidewire Software, Inc. , Senior Note , 1.25% , 11/01/29 .......
United States 93,000 89,513
c
IREN Ltd. , Senior Note , 144A, 1% , 12/01/33 ............... Australia 49,000 42,654
Nutanix, Inc. , Senior Note , 0.5% , 12/15/29 .................
United States 66,000 65,102
c
Terawulf, Inc. , Senior Note , 144A, Zero Cpn., 5/01/32 ........ United States 112,000 166,175
c
Tyler Technologies, Inc. , Senior Note , 144A, 0.5% , 7/15/31 .... United States 49,000 48,596
693,057
Specialty Retail 0.0%
†
Burlington Stores, Inc. , 1.25% , 12/15/27 ..................
United States 34,000 54,281
Total Convertible Bonds (Cost $4,963,023) ...................................
5,663,331

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 37.6%
Aerospace & Defense 1.4%
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 14,000 $ 13,176
Senior Note, 2.7%, 2/01/27 .......................... United States 137,000 135,521
Senior Note, 6.298%, 5/01/29 ........................ United States 446,000 464,388
c
Bombardier, Inc. , Senior Bond , 144A, 7.45% , 5/01/34 ........ Canada 305,000 337,960
c
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 245,000 245,397
c
Honeywell Aerospace, Inc. , Senior Note , 144A, 4.3% , 3/16/31 .. United States 210,000 206,433
Spirit AeroSystems, Inc. , Senior Bond , 4.6% , 6/15/28 ........
United States 420,000 418,896
c
TransDigm, Inc. ,
Senior Secured Note, 144A, 6.875%, 12/15/30 ........... United States 190,000 195,391
Senior Secured Note, 144A, 6.625%, 3/01/32 ............ United States 65,000 66,747
Senior Secured Note, 144A, 6.25%, 1/31/34 ............. United States 25,000 25,530
Senior Sub. Note, 144A, 6.75%, 1/31/34 ................ United States 65,000 66,718
2,176,157
Automobile Components 0.3%
c
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 435,000 435,088
Automobiles 0.4%
c
Hyundai Capital America , Senior Note , 144A, 4.55% , 9/26/29 .. United States 425,000 421,844
c
Volkswagen Group of America Finance LLC , Senior Note , 144A,
1.625% , 11/24/27 .................................. Germany 230,000 220,536
642,380
Banks 1.6%
c
AIB Group plc , Senior Note , 144A, 6.608% to 9/12/28, FRN
thereafter , 9/13/29 ................................. Ireland 200,000 207,539
Bank of America Corp. , Senior Note , 4.695% to 4/22/31, FRN
thereafter , 4/23/32 ................................. United States 205,000 203,320
c
CaixaBank SA , Senior Non-Preferred Note , 144A, 6.208% to
1/17/28, FRN thereafter , 1/18/29 ...................... Spain 200,000 204,678
Citigroup, Inc. , Senior Note , 4.503% to 9/10/30, FRN thereafter ,
9/11/31 ......................................... United States 450,000 444,242
c
Federation des Caisses Desjardins du Quebec , Senior Note ,
144A, 4.565% , 8/26/30 .............................. Canada 200,000 198,997
JPMorgan Chase & Co. ,
Senior Note, 6.07% to 10/21/26, FRN thereafter, 10/22/27 ... United States 820,000 824,025
Senior Note, 4.622% to 4/22/31, FRN thereafter, 4/23/32 .... United States 205,000 202,679
Wells Fargo & Co. , Senior Note , 5.574% to 7/24/28, FRN
thereafter , 7/25/29 ................................. United States 410,000 416,966
2,702,446
Biotechnology 0.3%
AbbVie, Inc. , Senior Note , 4.125% , 3/15/31 ................
United States 140,000 137,065
c
Genmab A/S / Genmab Finance LLC , Senior Secured Note ,
144A, 6.25% , 12/15/32 .............................. Denmark 315,000 321,194
458,259
Broadline Retail 0.6%
Amazon.com, Inc. , Senior Note , 4.25% , 3/13/31 ............
United States 155,000 152,668
c
Match Group Holdings II LLC , Senior Bond , 144A, 4.125% ,
8/01/30 ......................................... United States 345,000 324,927
c
Wayfair LLC ,
Senior Secured Note, 144A, 7.75%, 9/15/30 ............. United States 310,000 326,094

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Broadline Retail (continued)
c
Wayfair LLC, (continued)
Senior Secured Note, 144A, 6.75%, 11/15/32 ............ United States 175,000 $ 179,851
983,540
Building Products 0.7%
c
JH North America Holdings, Inc. ,
Senior Secured Note, 144A, 5.875%, 1/31/31 ............ United States 15,000 15,082
Senior Secured Note, 144A, 6.125%, 7/31/32 ............ United States 60,000 60,540
c
Quikrete Holdings, Inc. , Senior Secured Note , 144A, 6.375% ,
3/01/32 ......................................... United States 335,000 342,255
c
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 305,000 321,760
c
Standard Building Solutions, Inc. ,
Senior Note, 144A, 6.5%, 8/15/32 ..................... United States 130,000 130,870
Senior Note, 144A, 6.25%, 8/01/33 .................... United States 130,000 129,211
c
Standard Industries, Inc. , Senior Bond , 144A, 4.375% , 7/15/30 . United States 85,000 80,792
1,080,510
Capital Markets 1.7%
Ares Capital Corp. , Senior Note , 7% , 1/15/27 ..............
United States 410,000 414,207
Goldman Sachs Group, Inc. (The) ,
Senior Note, 4.594% to 4/19/29, FRN thereafter, 4/20/30 .... United States 75,000 74,587
Senior Note, 4.972% to 6/02/31, FRN thereafter, 6/03/32 .... United States 135,000 134,951
c
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 555,000 571,046
Morgan Stanley ,
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 610,000 613,784
Senior Note, 4.493% to 1/15/31, FRN thereafter, 1/16/32 .... United States 100,000 98,078
Senior Note, 4.708% to 3/11/31, FRN thereafter, 3/12/32 .... United States 140,000 138,303
c
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 395,000 406,499
c
UBS Group AG , Senior Note , 144A, 5.428% to 2/07/29, FRN
thereafter , 2/08/30 ................................. Switzerland 200,000 202,865
2,654,320
Chemicals 0.5%
c,d
Braskem Idesa SAPI , Senior Secured Note , Reg S, 7.45% ,
11/15/29 ........................................ Mexico 230,000 147,826
c
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 355,000 346,615
c
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 265,000 282,976
777,417
Commercial Services & Supplies 0.7%
c,d
Ambipar Lux SARL , Senior Note , 144A, 10.875% , 2/05/33 ..... Brazil 200,000 46,000
c
GFL Environmental, Inc. , Senior Note , 144A, 4.375% , 8/15/29 .. United States 350,000 340,499
c
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 285,000 295,772
c
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 225,000 230,396
c
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 395,000 405,187
1,317,854
Communications Equipment 0.1%
Motorola Solutions, Inc. , Senior Note , 5% , 4/15/29 ...........
United States 210,000 212,317

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Construction & Engineering 0.2%
c
Arcosa, Inc. ,
Senior Note, 144A, 4.375%, 4/15/29 ................... United States 200,000 $ 196,853
Senior Note, 144A, 6.875%, 8/15/32 ................... United States 50,000 52,197
249,050
Consumer Finance 1.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note , 4.625% , 9/10/29 ......................... Ireland 305,000 303,667
Capital One Financial Corp. , Senior Note , 4.493% to 9/10/30,
FRN thereafter , 9/11/31 ............................. United States 135,000 132,504
c
Encore Capital Group, Inc. , Senior Secured Note , 144A, 6.625% ,
6/01/32 ......................................... United States 285,000 285,602
c
FirstCash, Inc. ,
Senior Note, 144A, 6.875%, 3/01/32 ................... United States 397,000 408,448
Senior Note, 144A, 6.125%, 5/01/34 ................... United States 125,000 124,490
Ford Motor Credit Co. LLC , Senior Note , 5.8% , 3/05/27 .......
United States 210,000 211,113
c
Gabx Leasing LLC , Senior Note , 144A, 4.625% , 4/15/31 ...... United States 165,000 162,763
General Motors Financial Co., Inc. , Senior Note , 4.2% , 10/27/28
United States 55,000 54,415
c
Jefferson Capital Holdings LLC ,
Senior Note, 144A, 9.5%, 2/15/29 ..................... United States 230,000 241,090
Senior Note, 144A, 8.25%, 5/15/30 .................... United States 305,000 320,878
OneMain Finance Corp. , Senior Note , 7.125% , 11/15/31 ......
United States 335,000 342,058
c
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ....... United States 470,000 458,405
3,045,433
Consumer Staples Distribution & Retail 0.1%
c
US Foods, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ......... United States 245,000 239,359
Containers & Packaging 0.3%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 105,000 104,039
c
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 310,000 301,119
405,158
Distributors 0.1%
c
Gates Corp. , Senior Note , 144A, 6.875% , 7/01/29 ........... United States 235,000 240,647
Diversified Consumer Services 0.1%
Service Corp. International , Senior Bond , 3.375% , 8/15/30 ....
United States 175,000 162,459
Diversified REITs 0.3%
VICI Properties LP , Senior Note , 4.95% , 2/15/30 ............
United States 425,000 423,934
Diversified Telecommunication Services 1.4%
c
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 435,000 469,519
AT&T, Inc. , Senior Note , 4.1% , 2/15/28 ...................
United States 210,000 208,463
c
Black Pearl Compute LLC , Senior Secured Note , 144A, 6.125% ,
2/15/31 ......................................... United States 160,000 162,250
c
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 4.75% , 2/01/32 ............................... United States 599,000 534,695
c
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 230,000 239,378
c
IHS Holding Ltd. , Senior Note , Reg S, 8.25% , 11/29/31 ....... Nigeria 200,000 209,245
c
Space Exploration Technologies Corp. , Senior Note , 144A,
5.35% , 7/15/31 ................................... United States 115,000 114,730

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
c
SV RNO Property Owner 1 LLC , Senior Secured Note , 144A,
5.875% , 3/01/31 ................................... United States 195,000 $ 192,313
c
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 310,000 325,799
2,456,392
Electric Utilities 1.8%
Duke Energy Carolinas LLC , A , Senior Bond , 6% , 12/01/28 ....
United States 200,000 206,720
c
Enel Finance International NV , Senior Note , 144A, 4.375% ,
9/30/30 ......................................... Italy 200,000 196,539
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 205,000 207,380
c
NRG Energy, Inc. ,
Senior Bond, 144A, 6.25%, 11/01/34 ................... United States 400,000 405,186
Senior Bond, 144A, 6%, 1/15/36 ...................... United States 180,000 179,528
Pacific Gas and Electric Co. ,
Senior Note, 6.1%, 1/15/29 .......................... United States 200,000 205,971
Senior Note, 5.05%, 11/15/31 ........................ United States 100,000 99,930
Southern Co. (The) , Senior Note , 5.5% , 3/15/29 ............
United States 260,000 265,938
Virginia Electric and Power Co. , A , Senior Bond , 2.875% , 7/15/29
United States 455,000 434,149
c
Vistra Operations Co. LLC ,
Senior Note, 144A, 4.375%, 5/01/29 ................... United States 270,000 265,379
Senior Note, 144A, 4.7%, 1/31/31 ..................... United States 105,000 103,048
Senior Note, 144A, 6.875%, 4/15/32 ................... United States 210,000 217,588
2,787,356
Energy Equipment & Services 0.9%
c
Archrock Services LP / Archrock Partners Finance Corp. , Senior
Note , 144A, 6% , 2/01/34 ............................ United States 135,000 134,272
c
Kodiak Gas Services LLC , Senior Note , 144A, 6.5% , 10/01/33 .. United States 255,000 258,628
c,e
Oceaneering International, Inc. , Senior Note , 144A, 6.875% ,
7/15/34 ......................................... United States 100,000 101,632
c
Transocean International Ltd. ,
Senior Note, 144A, 7.875%, 10/15/32 .................. United States 235,000 245,449
Senior Secured Note, 144A, 8.75%, 2/15/30 ............. United States 210,000 218,353
c
Weatherford International Ltd. , Senior Note , 144A, 6.75% ,
10/15/33 ........................................ United States 385,000 393,028
1,351,362
Entertainment 0.4%
c
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 360,000 369,276
Discovery Global Holdings, Inc. , Senior Bond , 5.05% , 3/15/42 ..
United States 230,000 168,779
c
OAK-Eagle Acquireco, Inc. , Senior Secured Note , 144A, 7.25% ,
7/01/33 ......................................... United States 190,000 198,864
736,919
Financial Services 0.9%
c
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 355,000 383,285
c
Freedom Mortgage Holdings LLC , Senior Note , 144A, 9.25% ,
2/01/29 ......................................... United States 155,000 160,740
c
Osaic Holdings, Inc. , Senior Secured Note , 144A, 6.75% , 8/01/32 United States 410,000 410,937
c
Rocket Cos., Inc. ,
Senior Note, 144A, 6.125%, 8/01/31 ................... United States 150,000 153,307
Senior Note, 144A, 6.375%, 8/01/33 ................... United States 335,000 341,102
1,449,371

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products 0.8%
c
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 195,000 $ 201,323
c
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 405,000 397,422
c
Industrial F&B Investments III, Inc. , Senior Secured Note , 144A,
7.75% , 2/11/33 .................................... United States 440,000 448,714
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings , Senior Note , 3% , 2/02/29 ................. United States 110,000 105,609
McCormick & Co., Inc. , Senior Note , 4.15% , 2/15/29 .........
United States 60,000 59,359
1,212,427
Ground Transportation 0.5%
c
Ashtead Capital, Inc. , Senior Note , 144A, 4% , 5/01/28 ........ United Kingdom 220,000 216,574
c
Transnet SOC Ltd. , Senior Note , Reg S, 8.25% , 2/06/28 ...... South Africa 300,000 311,662
c
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 330,000 339,064
867,300
Health Care Equipment & Supplies 0.6%
GE HealthCare Technologies, Inc. ,
Senior Note, 4.15%, 12/15/28 ........................ United States 90,000 89,212
Senior Note, 4.8%, 8/14/29 .......................... United States 210,000 211,147
c
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 240,000 243,615
c
Medline Borrower LP , Senior Secured Note , 144A, 3.875% ,
4/01/29 ......................................... United States 415,000 403,232
947,206
Health Care Providers & Services 0.7%
c
CHS/Community Health Systems, Inc. , Senior Secured Note ,
144A, 9.75% , 1/15/34 ............................... United States 335,000 350,186
CVS Health Corp. , Senior Bond , 1.875% , 2/28/31 ...........
United States 65,000 57,029
c
DaVita, Inc. ,
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 320,000 330,206
Senior Note, 144A, 6.75%, 7/15/33 .................... United States 25,000 25,811
c
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 510,000 503,677
1,266,909
Health Care REITs 0.3%
c
Diversified Healthcare Trust , Senior Secured Note , 144A, 7.25% ,
10/15/30 ........................................ United States 440,000 453,428
Health Care Technology 0.2%
c
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 395,000 402,082
Hotel & Resort REITs 0.4%
c
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note, 144A, 4.5%, 2/15/29 ..................... United States 85,000 83,486
Senior Note, 144A, 6.5%, 4/01/32 ..................... United States 205,000 209,875
Senior Note, 144A, 6.5%, 6/15/33 ..................... United States 75,000 76,997
c
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 330,000 338,028
708,386
Hotels, Restaurants & Leisure 2.4%
c
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 425,000 401,465
Airbnb, Inc. , Senior Note , 4.65% , 3/16/31 .................
United States 75,000 74,536

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
c
Carnival Corp. Ltd. ,
Senior Note, 144A, 5.125%, 5/01/29 ................... United States 280,000 $ 279,701
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 70,000 70,897
c
Carnival UK Ltd. , Senior Note , 144A, 4.125% , 7/15/31 ........ United States 135,000 EUR 155,371
c
Flutter Treasury DAC , Senior Secured Note , 144A, 5.875% ,
6/04/31 ......................................... United Kingdom 200,000 199,396
c
Hilton Domestic Operating Co., Inc. ,
Senior Note, 144A, 3.75%, 5/01/29 .................... United States 165,000 159,549
Senior Note, 144A, 5.75%, 9/15/33 .................... United States 185,000 185,785
c
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 380,000 396,088
c
NCL Corp. Ltd. ,
Senior Note, 144A, 5.875%, 1/15/31 ................... United States 250,000 242,818
Senior Note, 144A, 6.25%, 9/15/33 .................... United States 260,000 252,658
c
Rivers Enterprise Borrower LLC , Senior Secured Note , 144A,
6.25% , 10/15/30 ................................... United States 330,000 334,312
c
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 5.625%, 9/30/31 ................... United States 80,000 80,695
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 127,000 129,835
Senior Note, 144A, 6%, 2/01/33 ...................... United States 248,000 251,567
c
Station Casinos LLC , Senior Bond , 144A, 4.625% , 12/01/31 ... United States 440,000 418,030
c
Viking Cruises Ltd. ,
Senior Note, 144A, 9.125%, 7/15/31 ................... United States 155,000 162,493
Senior Note, 144A, 5.875%, 10/15/33 .................. United States 210,000 210,432
4,005,628
Household Durables 0.4%
Toll Brothers Finance Corp. , Senior Bond , 3.8% , 11/01/29 .....
United States 220,000 213,813
c
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 335,000 330,631
Whirlpool Corp. ,
Senior Bond, 5.75%, 3/01/34 ......................... United States 190,000 147,245
c
Senior Secured Note, 144A, 7.5%, 7/01/31 .............. United States 25,000 25,361
c
Senior Secured Note, 144A, 7.875%, 7/01/34 ............ United States 45,000 45,297
762,347
Independent Power and Renewable Electricity Producers 0.8%
c
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 230,000 238,900
c
Clearway Energy Operating LLC , Senior Bond , 144A, 3.75% ,
1/15/32 ......................................... United States 265,000 241,299
Constellation Energy Generation LLC ,
Senior Note, 5.6%, 3/01/28 .......................... United States 205,000 208,269
Senior Note, 4.4%, 1/15/31 .......................... United States 70,000 68,837
Southern Power Co. , A , Senior Note , 4.25% , 10/01/30 ........
United States 80,000 78,615
c
Talen Energy Supply LLC ,
Senior Note, 144A, 6.125%, 5/01/31 ................... United States 195,000 195,085
Senior Note, 144A, 6.25%, 2/01/34 .................... United States 335,000 333,104
1,364,109
Insurance 1.3%
c
Acrisure LLC / Acrisure Finance, Inc. , Senior Secured Note , 144A,
7.5% , 11/06/30 .................................... United States 405,000 384,396
c
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Secured Note, 144A, 6.75%, 4/15/28 ............. United States 330,000 332,806
Senior Secured Note, 144A, 7%, 1/15/31 ................ United States 80,000 81,342

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
c
Asurion LLC / Asurion Co-Issuer, Inc. , Senior Secured Note ,
144A, 8% , 12/31/32 ................................ United States 135,000 $ 136,130
c
Athene Global Funding , Senior Secured Note , 144A, 5.583% ,
1/09/29 ......................................... United States 205,000 207,998
F&G Annuities & Life, Inc. , Senior Note , 7.4% , 1/13/28 .......
United States 200,000 205,727
c
GA Global Funding Trust , Secured Note , 144A, 4.4% , 9/23/27 .. United States 225,000 224,095
c
HUB International Ltd. , Senior Secured Note , 144A, 7.25% ,
6/15/30 ......................................... United States 390,000 400,435
c
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 265,000 269,590
2,242,519
IT Services 0.3%
c
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 360,000 324,359
c
CoreWeave, Inc. , Senior Note , 144A, 9.75% , 10/01/31 ....... United States 85,000 84,873
409,232
Leisure Products 0.2%
c
Mattel, Inc. , Senior Note , 144A, 3.75% , 4/01/29 ............. United States 265,000 257,049
Life Sciences Tools & Services 0.1%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 117,000 117,042
Machinery 0.3%
c
ESAB Corp. , Senior Note , 144A, 5.625% , 4/01/31 ........... United States 340,000 341,219
c
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 125,000 126,691
467,910
Media 0.9%
c
Clear Channel Outdoor Holdings, Inc. , Senior Secured Note ,
144A, 7.875% , 4/01/30 .............................. United States 285,000 297,076
c
Nexstar Media, Inc. ,
Senior Note, 144A, 7.25%, 4/15/34 .................... United States 150,000 149,767
Senior Secured Note, 144A, 6.5%, 9/15/33 .............. United States 195,000 195,117
c
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 315,000 323,951
c
Univision Communications, Inc. , Senior Secured Note , 144A,
8.875% , 4/15/33 ................................... United States 165,000 162,542
c
VZ Secured Financing BV , Senior Secured Note , 144A, 5% ,
1/15/32 ......................................... Netherlands 370,000 324,188
1,452,641
Metals & Mining 0.9%
c
Alumina Pty. Ltd. , Senior Note , 144A, 6.125% , 3/15/30 ....... United States 240,000 244,096
c
Cleveland-Cliffs, Inc. , Senior Note , 144A, 7% , 3/15/32 ........ United States 165,000 163,902
Commercial Metals Co. ,
Senior Bond, 4.375%, 3/15/32 ........................ United States 267,000 253,078
c
Senior Note, 144A, 5.75%, 11/15/33 ................... United States 130,000 129,303
c
Mineral Resources Ltd. , Senior Note , 144A, 7% , 4/01/31 ...... Australia 240,000 248,599
c
Novelis Corp. ,
Senior Bond, 144A, 4.75%, 1/30/30 .................... United States 205,000 198,411
Senior Note, 144A, 6.875%, 1/30/30 ................... United States 198,000 203,125
1,440,514

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Multi-Utilities 0.1%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 170,000 $ 171,448
Oil, Gas & Consumable Fuels 3.9%
c
Aker BP ASA , Senior Note , 144A, 5.6% , 6/13/28 ............ Norway 205,000 207,972
c
Antero Resources Corp. , Senior Note , 144A, 5.375% , 3/01/30 .. United States 250,000 251,911
c
Crescent Energy Finance LLC , Senior Note , 144A, 8.375% ,
1/15/34 ......................................... United States 320,000 329,797
Energy Transfer LP , Senior Bond , 5.25% , 4/15/29 ...........
United States 410,000 415,550
c
Hess Midstream Operations LP ,
Senior Note, 144A, 5.875%, 3/01/28 ................... United States 65,000 65,494
Senior Note, 144A, 4.25%, 2/15/30 .................... United States 270,000 260,589
Senior Note, 144A, 5.5%, 10/15/30 .................... United States 85,000 84,863
c
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Bond , 144A,
6.875% , 5/15/34 ................................... United States 325,000 316,437
c
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 450,000 454,384
Kinder Morgan, Inc. , Senior Note , 5% , 2/01/29 .............
United States 250,000 252,298
c
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 455,000 457,851
Murphy Oil Corp. ,
Senior Note, 6%, 10/01/32 .......................... United States 115,000 114,598
Senior Note, 6.5%, 2/15/34 .......................... United States 45,000 44,606
c
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 410,000 409,412
c
Raizen Fuels Finance SA , Senior Note , 144A, 6.25% , 7/08/32 .. Brazil 320,000 176,000
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 210,000 210,766
c
Sunoco LP ,
Senior Note, 144A, 6.25%, 7/01/33 .................... United States 319,000 322,013
Senior Note, 144A, 5.625%, 7/15/34 ................... United States 40,000 39,063
Targa Resources Corp. ,
Senior Note, 6.15%, 3/01/29 ......................... United States 200,000 207,145
Senior Note, 4.35%, 4/15/31 ......................... United States 80,000 78,180
c
Venture Global Calcasieu Pass LLC , Senior Secured Bond , 144A,
6% , 5/01/36 ...................................... United States 245,000 247,785
c
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ......................................... United States 540,000 562,304
c
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 30,000 33,658
Senior Secured Bond, 144A, 6.75%, 1/15/36 ............. United States 70,000 74,255
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 290,000 318,406
Senior Secured Note, 144A, 6.5%, 1/15/34 .............. United States 45,000 46,910
Viper Energy Partners LLC , Senior Bond , 5.7% , 8/01/35 ......
United States 24,000 24,394
6,006,641
Paper & Forest Products 0.2%
c
Georgia-Pacific LLC , Senior Note , 144A, 4.6% , 5/15/31 ....... United States 235,000 233,107
c
Magnera Corp. , Senior Secured Note , 144A, 4.75% , 11/15/29 .. United States 240,000 224,212
457,319
Passenger Airlines 0.1%
c
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 240,000 236,826
Personal Care Products 0.4%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/29 .......
United States 250,000 242,210
c
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 475,000 484,833
727,043

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals 0.7%
Novartis Capital Corp. , Senior Note , 4.1% , 11/05/30 .........
United States 355,000 $ 348,860
Royalty Pharma plc , Senior Note , 4.45% , 3/25/31 ...........
United States 260,000 255,744
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
8.125% , 9/15/31 ................................... Israel 449,000 506,498
1,111,102
Professional Services 0.2%
c
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 330,000 334,891
Semiconductors & Semiconductor Equipment 0.7%
c
Foundry JV Holdco LLC , Senior Secured Note , 144A, 5.9% ,
1/25/30 ......................................... United States 220,000 227,086
NVIDIA Corp. , Senior Note , 4.5% , 6/15/31 .................
United States 705,000 702,658
c
Qnity Electronics, Inc. ,
Senior Note, 144A, 6.25%, 8/15/33 .................... United States 35,000 35,654
Senior Secured Note, 144A, 5.75%, 8/15/32 ............. United States 320,000 322,104
1,287,502
Software 0.6%
c
Gen Digital, Inc. , Senior Note , 144A, 6.25% , 4/01/33 ......... United States 350,000 345,205
Oracle Corp. ,
Senior Note, 4.55%, 2/04/29 ......................... United States 345,000 340,158
Senior Note, 4.45%, 9/26/30 ......................... United States 100,000 96,568
Senior Note, 4.95%, 2/04/31 ......................... United States 195,000 190,950
972,881
Specialized REITs 0.6%
American Tower Corp. , Senior Note , 2.75% , 1/15/27 .........
United States 410,000 406,179
c
Iron Mountain, Inc. , Senior Note , 144A, 6.25% , 1/15/35 ....... United States 125,000 125,644
c
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 340,000 344,828
876,651
Specialty Retail 0.4%
c
Dick's Sporting Goods, Inc. , Senior Note , 144A, 4% , 10/01/29 .. United States 405,000 394,427
c
PetSmart LLC / PetSmart Finance Corp. , Senior Secured Note ,
144A, 7.5% , 9/15/32 ............................... United States 340,000 340,319
734,746
Technology Hardware, Storage & Peripherals 0.1%
Dell International LLC / EMC Corp. , Senior Note , 4.75% , 7/15/31
United States 35,000 34,797
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 5.875% ,
7/15/30 ......................................... United States 150,000 152,756
187,553
Textiles, Apparel & Luxury Goods 0.2%
c
Beach Acquisition Bidco LLC ,
f
Senior Note, 144A, PIK, 10%, 7/15/33 .................. United States 210,809 228,963
Senior Secured Note, 144A, 5.25%, 7/15/32 ............. United States 105,000 EUR 122,350
351,313
Tobacco 0.4%
BAT Capital Corp. ,
Senior Bond, 4.906%, 4/02/30 ........................ United Kingdom 55,000 55,283
Senior Note, 6.343%, 8/02/30 ........................ United Kingdom 155,000 163,889

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Tobacco (continued)
Philip Morris International, Inc. , Senior Note , 5.125% , 2/15/30 ..
United States 410,000 $ 416,284
635,456
Trading Companies & Distributors 0.8%
c
Aviation Capital Group LLC , Senior Note , 144A, 5.375% , 7/15/29 United States 210,000 212,525
c
EquipmentShare.com, Inc. ,
Secured Note, 144A, 9%, 5/15/28 ..................... United States 165,000 168,525
Secured Note, 144A, 8.625%, 5/15/32 .................. United States 180,000 187,467
e
Secured Note, 144A, 7.125%, 7/01/34 .................. United States 135,000 132,812
c
Herc Holdings, Inc. , Senior Note , 144A, 5.75% , 3/15/31 ....... United States 95,000 94,954
Sumisho Air Lease Corp. , Senior Note , 5.85% , 12/15/27 ......
United States 450,000 457,373
1,253,656
Wireless Telecommunication Services 0.5%
T-Mobile USA, Inc. , Senior Note , 3.375% , 4/15/29 ...........
United States 825,000 797,714
Total Corporate Bonds (Cost $61,571,094) ....................................
61,507,199
Senior Floating Rate Interests 5.8%
g
Aerospace & Defense 0.2%
TransDigm, Inc., First Lien, CME Term Loan, J, 6.12%, (1-month
SOFR + 2.5%), 2/28/31 ............................. United States 117,306 117,460
TransDigm, Inc., First Lien, CME Term Loan, N, 6.12%, (1-month
SOFR + 2.5%), 2/14/33 ............................. United States 94,186 94,292
211,752
a a a a a a
Air Freight & Logistics 0.1%
g
Rand Parent LLC, First Lien, CME Term Loan, B, 6.732%,
(3-month SOFR + 3%), 3/18/30 ....................... United States 120,756 120,647
Automobile Components 0.0%
†
g
Clarios Global LP, First Lien, Amendment No. 7 Dollar CME Term
Loan, 6.144%, (1-month SOFR + 2.5%), 1/28/32 .......... United States 59,683 59,814
Biotechnology 0.1%
g
BioMarin Pharmaceutical, Inc., First Lien, Initial CME Term Loan,
B, 5.428%, (6-month SOFR + 1.75%), 4/27/33 ............ United States 84,937 85,022
Broadline Retail 0.1%
g
Peer Holding III BV, First Lien, CME Term Loan, B8, 5.982%,
(3-month SOFR + 2.25%), 9/29/32 ..................... Netherlands 123,449 123,693
g
Building Products 0.3%
Advanced Drainage Systems, Inc., First Lien, Initial CME Term
Loan, 5.245%, (1-month SOFR + 1.625%), 2/11/33 ........ United States 96,000 96,960
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan, 5.894%, (1-month SOFR + 2.25%), 8/04/31 . United States 192,033 192,101
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2, 5.894%,
(1-month SOFR + 2.25%), 3/19/29 ..................... United States 199,878 200,194
Smyrna Ready Mix Concrete LLC, First Lien, 2025 CME Term
Loan, 6.62%, (1-month SOFR + 3%), 3/30/29 ............. United States 30,123 30,273
519,528
a a a a a a
g
Chemicals 0.3%
Albaugh LLC, First Lien, Initial CME Term Loan, 7.413%,
(1-month SOFR + 3.75; 3-month SOFR + 3.75), 4/06/29 ..... United States 267,907 259,535

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
g
Chemicals (continued)
Lummus Technology Holdings V LLC, First Lien, Amendment No.
4 Refinancing CME Term Loan, B, 6.144%, (1-month SOFR +
2.5%), 12/31/29 ................................... United States 236,485 $ 233,851
493,386
a a a a a a
g
Commercial Services & Supplies 0.3%
Clean Harbors, Inc., First Lien, Initial CME Term Loan, 5.12%,
(1-month SOFR + 1.5%), 10/11/32 ..................... United States 139,271 140,005
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B, 6.144%, (1-month SOFR + 2.5%), 10/23/28 ... United States 116,964 117,162
Garda World Security Corp., First Lien, Fifteenth Additional CME
Term Loan, 6.419%, (3-month SOFR + 2.75%), 2/01/29 ..... Canada 222,630 222,630
Rosen International SARL, First Lien, Second Amendment
Refinancing CME Term Loan, 5.732%, (3-month SOFR + 2%),
3/26/31 ......................................... Luxembourg 88,879 88,952
568,749
a a a a a a
Consumer Staples Distribution & Retail 0.1%
g
Boots Group Finco LP, First Lien, Closing Date Dollar CME Term
Loan, 6.92%, (3-month SOFR + 3.25%), 8/30/32 .......... United Kingdom 93,367 93,814
g
Containers & Packaging 0.1%
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Closing Date CME Term Loan, B, 6.894%, (1-month SOFR +
3.25%), 4/01/32 ................................... United States 197,927 190,587
Graham Packaging Co., Inc., First Lien, Initial CME Term Loan,
5.894%, (1-month SOFR + 2.25%), 1/26/33 .............. United States 34,770 34,831
225,418
a a a a a a
Distributors 0.0%
†
g
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 7.732%, (3-month SOFR + 4%), 11/30/30 ........... United States 32,758 31,043
Electrical Equipment 0.0%
†
g
Pinnacle Buyer LLC, First Lien, Initial CME Term Loan, B,
6.182%, (3-month SOFR + 2.5%), 10/01/32 .............. United States 78,706 78,952
g
Entertainment 0.1%
Banijay Entertainment SAS, First Lien, CME Term Loan, B3,
6.37%, (1-month SOFR + 2.75%), 3/01/28 ............... France 79,750 79,909
Playtika Holding Corp., First Lien, CME Term Loan, B1, 6.508%,
(1-month SOFR + 2.75%), 3/13/28 ..................... United States 197,396 192,055
271,964
a a a a a a
Financial Services 0.1%
g
First Eagle Holdings, Inc., First Lien, Initial CME Term Loan, 7.2%,
(3-month SOFR + 3.5%), 8/16/32 ...................... United States 237,971 238,076
Food Products 0.2%
g
Froneri US, Inc., First Lien, CME Term Loan, B6, 6.127%,
(6-month SOFR + 2.5%), 9/30/32 ...................... United States 269,325 267,787
Ground Transportation 0.1%
g
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan,
5.482%, (3-month SOFR + 1.75%), 4/10/31 .............. United States 132,638 132,240

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
g
Health Care Equipment & Supplies 0.3%
Bausch + Lomb Corp., First Lien, 2025-2 Refinancing CME Term
Loan, 7.394%, (1-month SOFR + 3.75%), 1/15/31 ......... United States 223,505 $ 224,316
TPG, Inc., First Lien, CME Term Loan, B, 5.995%, (3-month
SOFR + 2.25%), 4/07/33 ............................ United States 260,000 254,747
479,063
a a a a a a
g
Health Care Providers & Services 0.2%
McKesson Medical-Surgical Top Holdings, Inc., First Lien,
Amendment No. 1 CME Term Loan, B, 5.982%, (3-month SOFR
+ 2.25%), 6/09/32 ................................. United States 24,435 24,471
Paradigm Parent LLC, First Lien, Initial CME Term Loan, 8.232%,
(3-month SOFR + 4.5%), 4/16/32 ...................... United States 99,499 85,694
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B6, 5.644%,
(1-month SOFR + 2%), 2/21/31 ....................... United States 182,450 182,317
292,482
a a a a a a
g
Hotels, Restaurants & Leisure 0.5%
Caesars Entertainment, Inc., First Lien, CME Term Loan, B1,
5.894%, (1-month SOFR + 2.25%), 2/06/31 .............. United States 215,050 207,457
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
6.894%, (1-month SOFR + 3.25%), 1/29/29 .............. United States 211,722 211,745
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B, 5.482%, (3-month SOFR + 1.75%), 12/02/30 ...... Ireland 107,250 106,472
IRB Holding Corp., First Lien, 2025 Replacement CME Term
Loan, B, 6.108%, (1-month SOFR + 2.5%), 12/16/30 ....... United States 251,710 252,055
777,729
a a a a a a
g
Household Durables 0.1%
e
AI Aqua Merger Sub, Inc., First Lien, CME Term Loan, B, 6.592%,
(12-month SOFR + 2.75%), 6/24/33 .................... United States 40,313 40,336
Hunter Douglas, Inc., First Lien, CME Term Loan, B1, 6.732%,
(3-month SOFR + 3%), 1/16/32 ....................... Netherlands 177,714 177,919
218,255
a a a a a a
g
IT Services 0.1%
Ahead DB Holdings LLC, First Lien, CME Term Loan, B3, 6.232%,
(3-month SOFR + 2.5%), 2/03/31 ...................... United States 92,428 91,088
Tempo Acquisition LLC, First Lien, Seventh Incremental CME
Term Loan, 5.394%, (1-month SOFR + 1.75%), 8/31/28 ..... United States 34,433 29,203
120,291
a a a a a a
g
Machinery 0.3%
Chart Industries, Inc., First Lien, Amendment No. 7 CME Term
Loan, 6.182%, (3-month SOFR + 2.5%), 3/15/30 .......... United States 370,755 371,220
Columbus McKinnon Corp., First Lien, Initial CME Term Loan,
7.232%, (3-month SOFR + 3.5%), 2/03/33 ............... United States 34,525 34,503
TK Elevator Midco GmbH, First Lien, CME Term Loan, B1,
6.377%, (6-month SOFR + 2.75%), 4/30/30 .............. Germany 130,230 130,949
536,672
a a a a a a
g
Media 0.3%
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan, 7.735%, (1-month SOFR + 4%),
8/23/28 ......................................... United States 80,000 80,207

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
g
Media (continued)
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.175%, (3-month SOFR + 5.25%), 8/02/29 ....... United States 368,585 $ 371,121
451,328
a a a a a a
g
Oil, Gas & Consumable Fuels 0.6%
CQP Holdco LP, First Lien, CME Term Loan, B, 5.45%, (3-month
SOFR + 1.75%), 12/31/32 ........................... United States 686,130 683,098
Delek US Holdings, Inc., First Lien, Initial CME Term Loan, 6.62%,
(1-month SOFR + 3%), 5/17/32 ....................... United States 248,410 248,585
931,683
a a a a a a
g
Passenger Airlines 0.3%
AAdvantage Loyalty IP Ltd., First Lien, 2025 Incremental CME
Term Loan, 6.425%, (3-month SOFR + 2.75%), 5/28/32 ..... United States 19,800 19,829
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 5.925%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 343,621 343,701
WestJet Loyalty LP, First Lien, Initial CME Term Loan, 6.482%,
(3-month SOFR + 2.75%), 2/14/31 ..................... Canada 166,175 161,516
525,046
a a a a a a
g
Pharmaceuticals 0.3%
Endo Finance Holdings LP, First Lien, 2024 Refinancing CME
Term Loan, 7.37%, (1-month SOFR + 3.75%), 4/23/31 ...... United States 172,802 173,126
Southern Veterinary Partners LLC, First Lien, 2025 New CME
Term Loan, 6.156%, (3-month SOFR + 2.5%), 12/04/31 ..... United States 267,975 268,038
441,164
a a a a a a
Semiconductors & Semiconductor Equipment 0.1%
g
Altar Bidco, Inc., First Lien, CME Term Loan, 6.858%, (12-month
SOFR + 3.35%), 2/01/29 ............................ United States 222,330 222,492
g
Software 0.3%
e,h
CoreWeave Financing DDTL V LLC, First Lien, Delayed Draw
CME Term Loan, 8.1%, (1-day SOFR + 4.5%), 11/17/31 ..... United States 4,755 4,857
Tuple US Bidco LLC, First Lien, USD CME Term Loan, B1,
7.385%, (6-month SOFR + 3.75%), 1/14/33 .............. United States 132,788 127,476
UKG, Inc., First Lien, Initial CME Term Loan, 5.913%, (3-month
SOFR + 2.25%), 2/10/31 ............................ United States 206,341 194,804
Waystar Technologies, Inc., First Lien, Initial CME Term Loan,
5.644%, (1-month SOFR + 2%), 10/22/29 ................ United States 90,087 89,974
417,111
a a a a a a
g
Specialty Retail 0.3%
Chewy, Inc., First Lien, Initial CME Term Loan, 6.092%, (12-month
SOFR + 2.25%), 6/23/33 ............................ United States 49,215 49,246
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C,
6.894%, (1-month SOFR + 3.25%), 10/19/29 ............. United States 461,769 461,617
510,863
a a a a a a
Trading Companies & Distributors 0.0%
†
g
DXP Enterprises, Inc., First Lien, Initial CME Term Loan, 6.894%,
(1-month SOFR + 3.25%), 10/11/30 .................... United States 64,675 65,046

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Water Utilities 0.0%
†
g
Deep Blue Operating I LLC, First Lien, Initial CME Term Loan,
5.902%, (3-month SOFR + 2.25%), 10/01/32 ............. United States 53,565 $ 53,800
Total Senior Floating Rate Interests (Cost $9,600,355) .........................
9,564,910
Foreign Government and Agency Securities 9.3%
c
Angola Government Bond , Senior Bond , 144A, 8.75% , 4/14/32 . Angola 370,000 373,799
c
Argentina Provincia de Cordoba , Senior Note , 144A, 8.6% ,
2/03/35 ......................................... Argentina 90,000 89,662
c
Argentina Provincia del Chubut , Senior Secured Bond , 144A,
9.45% , 4/29/36 ................................... Argentina 90,000 95,400
c
Armenia Government Bond , Senior Bond , Reg S, 3.6% , 2/02/31 Armenia 430,000 396,729
c
Benin Government Bond , Senior Bond , Reg S, 4.95% , 1/22/35 . Benin 460,000 EUR 496,996
Brazil Government Bond ,
Senior Bond, 3.875%, 6/12/30 ........................ Brazil 770,000 734,080
Senior Bond, 6%, 10/20/33 ........................... Brazil 200,000 201,400
c
Bulgaria Government Bond , Senior Note , Reg S, 3.625% , 9/05/32 Bulgaria 280,000 EUR 325,837
c
Cameroon Government Bond , Senior Bond , Reg S, 5.95% ,
7/07/32 ......................................... Cameroon 220,000 EUR 225,216
Chile Government Bond , Senior Note , 4.85% , 1/22/29 ........
Chile 350,000 353,220
Colombia Government Bond ,
Senior Bond, 7.5%, 2/02/34 .......................... Colombia 340,000 363,800
Senior Note, 4.5%, 11/26/30 .......................... Colombia 190,000 EUR 218,020
c
Costa Rica Government Bond , Senior Bond , Reg S, 6.125% ,
2/19/31 ......................................... Costa Rica 260,000 268,949
c
Dominican Republic Government Bond ,
Senior Bond, Reg S, 6%, 7/19/28 ...................... Dominican
Republic 330,000 334,818
Senior Bond, Reg S, 4.875%, 9/23/32 .................. Dominican
Republic 380,000 361,703
c
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 250,000 251,325
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 200,000 183,606
c
Egypt Government Bond , Senior Note , 144A, 8.625% , 2/04/30 . Egypt 310,000 331,855
c
El Salvador Government Bond ,
Senior Bond, 144A, 7.65%, 6/15/35 .................... El Salvador 180,000 186,657
Senior Bond, Reg S, 8.625%, 2/28/29 .................. El Salvador 170,000 179,543
c
Gabon Government Bond , Senior Bond , Reg S, 6.625% , 2/06/31 Gabon 370,000 319,161
c
Ghana Government Bond , Senior Bond , 144A, 5% , 7/03/35 .... Ghana 190,000 176,405
c
Guatemala Government Bond , Senior Bond , Reg S, 6.6% ,
6/13/36 ......................................... Guatemala 700,000 747,516
c
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 320,000 324,266
Indonesia Government Bond , Senior Note , 5.03% , 5/29/31 ....
Indonesia 360,000 361,769
c
Iraq Government Bond , Senior Bond , Reg S, 5.8% , 1/15/28 .... Iraq 347,500 344,974
c
Istanbul Metropolitan Municipality , Senior Note , Reg S, 10.5% ,
12/06/28 ........................................ Turkiye 300,000 322,139
c
Ivory Coast Government Bond , Senior Bond , Reg S, 5.875% ,
10/17/31 ........................................ Ivory Coast 500,000 EUR 589,553
c
Jordan Government Bond , Senior Note , Reg S, 7.5% , 1/13/29 .. Jordan 200,000 209,095
Mexico Government Bond , Senior Bond , 2.659% , 5/24/31 .....
Mexico 200,000 176,730
c
Montenegro Government Bond , Senior Note , 144A, 4.875% ,
4/01/32 ......................................... Montenegro 220,000 EUR 255,549
c
Nigeria Government Bond , Senior Bond , 144A, 8.631% , 1/13/36 Nigeria 410,000 445,498
c
North Macedonia Government Bond , Senior Note , 144A, 4.75% ,
1/21/34 ......................................... North Macedonia 100,000 EUR 113,885
c
Paraguay Government Bond , Senior Bond , Reg S, 3.849% ,
6/28/33 ......................................... Paraguay 740,000 693,839

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 430,000 $ 397,256
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 ...........
Mexico 90,000 90,853
c
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 400,000 384,278
c
Romania Government Bond ,
Senior Bond, Reg S, 5.625%, 2/22/36 .................. Romania 460,000 EUR 531,203
Senior Note, 144A, 3%, 2/27/27 ....................... Romania 460,000 454,519
c
Serbia Government Bond , Senior Note , Reg S, 6.25% , 5/26/28 . Serbia 430,000 438,727
South Africa Government Bond ,
Senior Bond, 5.875%, 4/20/32 ........................ South Africa 450,000 461,323
c
Suriname Government Bond , Senior Bond , 144A, 8.5% , 11/06/35 Suriname 340,000 372,674
Turkiye Government Bond , Senior Note , 9.125% , 7/13/30 .....
Turkiye 570,000 628,323
c
Uzbekistan Government Bond , Senior Note , Reg S, 6.9% ,
2/28/32 ......................................... Uzbekistan 330,000 352,900
Total Foreign Government and Agency Securities (Cost $14,644,397) ............
15,165,050
U.S. Government and Agency Securities 0.1%
i
U.S. Treasury Notes , 0.625%, 11/30/27 ................... United States 151,000 143,745
Total U.S. Government and Agency Securities (Cost $143,745) ..................
143,745
Asset-Backed Securities 5.0%
Financial Services 5.0%
c,e
Aligned Data Centers Issuer LLC , 2026-1A , A2I , 144A, 5.909% ,
6/15/56 . ......................................... United States 618,000 621,136
c,g
Allegro CLO XIII Ltd. , 2021-1A , D1R , 144A, FRN , 6.825% ,
( 3-month SOFR + 3.15% ), 7/20/38 . .................... United States 550,000 551,638
c,g
Black Diamond CLO Ltd. , 2024-1A , D1 , 144A, FRN , 8.117% ,
( 3-month SOFR + 4.45% ), 10/25/37 . ................... Jersey 410,000 413,007
c,g
CIFC Funding Ltd. , 2017-1A , DR3 , 144A, FRN , 6.768% , ( 3-month
SOFR + 3.1% ), 4/21/37 . ............................. United States 480,000 480,502
g
Citigroup Mortgage Loan Trust, Inc. , 2007-AMC3 , A2D , FRN ,
4.113% , ( 1-month SOFR + 0.464% ), 3/25/37 . ............. United States 581,898 511,090
c,g
Elmwood CLO 29 Ltd. , 2024-5A , D1R2 , 144A, FRN , 6.876% ,
( 3-month SOFR + 3.25% ), 4/20/37 . .................... United States 500,000 500,875
c
FIGRE Trust , 2025-FL1 , A1 , 144A, 5.265% , 7/25/55 . ......... United States 111,429 111,165
g
GSAA Home Equity Trust , 2006-8 , 2A2 , FRN , 4.123% , ( 1-month
SOFR + 0.474% ), 5/25/36 . ........................... United States 475,455 93,237
g
Lehman XS Trust , 2006-17 , 1A4A , FRN , 4.103% , ( 1-month SOFR
+ 0.454% ), 8/25/46 . ................................ United States 1,075,097 1,039,004
c
Lendbuzz Securitization Trust ,
2026-1A, C, 144A, 5.74%, 9/15/31 ..................... United States 80,936 80,260
2026-1A, D, 144A, 6.86%, 2/15/33 ..................... United States 122,768 123,237
c
New Economy Assets - Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................. United States 251,000 207,483
c,e,g
Northwoods Capital Ltd. , 2018-11BAR , D1R2 , 144A, FRN , Zero
Cpn., ( 3-month SOFR + 3.55% ), 7/19/37 . ................ United States 550,000 550,550
c
PK ALIFT Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . United States 229,698 228,123
c
PRET LLC ,
2026-NPL3, A1, 144A, 4.968%, 2/25/56 ................. United States 620,768 615,696
2026-NPL6, A1, 144A, 5.693%, 5/25/56 ................. United States 405,655 405,598
e
2026-RN2, A1, 144A, 5.77%, 7/25/56 ................... United States 423,000 424,187
c
PRET Trust , 2026-RN1 , A1 , 144A, 5.668% , 6/25/66 . ......... United States 140,911 141,090
c
RCO IX Mortgage LLC , 2026-2 , A1 , 144A, 5.765% , 5/25/31 . ... United States 267,307 267,046
c
Stack Infrastructure Issuer LLC , 2026-1A , A2 , 144A, 5% , 3/27/56 . United States 361,000 350,269
c
VCAT LLC , 2026-NPL1 , A1 , 144A, 5.101% , 1/25/56 . ......... United States 88,304 87,701

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
c,g
Vibrant CLO XVI Ltd. , 2023-16A , C1R2 , 144A, FRN , 6.923% ,
( 3-month SOFR + 3.25% ), 7/15/36 . .................... Jersey 450,000 $ 450,896
8,253,790
a a a a a a
Total Asset-Backed Securities (Cost $8,280,527) ..............................
8,253,790
Commercial Mortgage-Backed Securities 10.6%
Financial Services 10.6%
BANK ,
c
2018-BN11, D, 144A, 3%, 3/15/61 ..................... United States 125,000 107,771
j
2019-BN19, C, FRN, 4.165%, 8/15/61 .................. United States 116,000 87,120
j,k
2020-BN30, XA, IO, FRN, 1.35%, 12/15/53 .............. United States 2,818,517 121,054
j,k
2024-BNK48, XA, IO, FRN, 1.347%, 10/15/57 ............ United States 4,425,805 331,382
j
BANK5 Trust ,
k
2024-5YR10, XA, IO, FRN, 1.399%, 10/15/57 ............. United States 6,892,577 228,287
k
2024-5YR12, XA, IO, FRN, 0.694%, 12/15/57 ............. United States 5,930,684 91,390
k
2024-5YR7, XA, IO, FRN, 1.571%, 6/15/57 .............. United States 5,185,537 173,957
2026-5YR22, C, FRN, 5.962%, 6/15/59 ................. United States 229,000 229,693
j,k
BBCMS Mortgage Trust ,
2022-C14, XA, IO, FRN, 0.795%, 2/15/55 ................ United States 4,754,624 135,145
2024-5C29, XA, IO, FRN, 1.819%, 9/15/57 ............... United States 7,416,219 324,828
2024-C26, XA, IO, FRN, 1.24%, 5/15/57 ................. United States 2,626,845 172,840
2025-C32, XA, IO, FRN, 1.343%, 2/15/62 ................ United States 2,105,233 161,248
Benchmark Mortgage Trust ,
c
2018-B1, D, 144A, 2.75%, 1/15/51 ..................... United States 476,000 189,664
j
2018-B6, B, FRN, 4.738%, 10/10/51 .................... United States 173,000 163,802
j,k
2024-V10, XA, IO, FRN, 1.522%, 9/15/57 ................ United States 6,543,183 234,585
j,k
2024-V11, XA, IO, FRN, 0.773%, 11/15/57 ............... United States 9,894,316 173,620
c
2025-V18, D, 144A, 4.5%, 10/15/58 .................... United States 264,000 223,918
c,j,k
2025-V18, XD, IO, 144A, FRN, 2.164%, 10/15/58 .......... United States 1,010,000 73,608
2026-V21, AS, 5.506%, 3/15/59 ....................... United States 163,000 164,447
j,k
2026-V21, XA, IO, FRN, 1.648%, 3/15/59 ................ United States 1,782,729 105,236
c,g
BIKE Pass-Through Trust , 2026-BAND , B , 144A, FRN , 7.78% ,
( 1-month SOFR + 4.15% ), 7/15/43 ..................... United States 116,000 116,308
j,k
BMO Mortgage Trust , 2024-5C6 , XA , IO, FRN , 1.574% , 9/15/57 United States 5,704,743 205,149
c,j
BWAY Mortgage Trust , 2022-26BW , E , 144A, FRN , 5.029% ,
2/10/44 ......................................... United States 350,000 195,566
c,g
BX Commercial Mortgage Trust , 2026-CSMO , B , 144A, FRN ,
5.325% , ( 1-month SOFR + 1.7% ), 2/15/43 ............... United States 248,000 250,093
c
BX Trust ,
j
2025-ARIA, C, 144A, FRN, 5.701%, 12/13/42 ............. United States 228,000 227,685
g
2026-CLS, D, 144A, FRN, 7.075%, (1-month SOFR + 3.45%),
5/15/43 ......................................... United States 243,000 244,422
j
CD Mortgage Trust , 2017-CD4 , B , FRN , 3.947% , 5/10/50 ..... United States 439,000 420,598
CFCRE Commercial Mortgage Trust ,
c,j
2011-C2, E, 144A, FRN, 5.08%, 12/15/47 ................ United States 193,000 181,599
2016-C7, A3, 3.839%, 12/10/54 ....................... United States 405,000 403,318
Citigroup Commercial Mortgage Trust ,
c,j
2015-GC27, D, 144A, FRN, 4.522%, 2/10/48 ............. United States 210,311 206,637
j
2015-GC33, C, FRN, 4.48%, 9/10/58 ................... United States 223,000 194,394
2015-GC33, D, 3.172%, 9/10/58 ....................... United States 235,000 144,518
COMM Mortgage Trust ,
2012-CR4, AM, 3.251%, 10/15/45 ..................... United States 257,000 249,597
c
2012-LC4, E, 144A, 4.25%, 12/10/44 ................... United States 392,000 46,412
2013-CR12, AM, 4.3%, 10/10/46 ...................... United States 87,914 84,328

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
COMM Mortgage Trust, (continued)
c,j
2013-CR7, D, 144A, FRN, 4.388%, 3/10/46 .............. United States 108,600 $ 106,949
j
2014-CR14, C, FRN, 3.246%, 2/10/47 .................. United States 288,000 281,700
j
2014-CR16, C, FRN, 4.887%, 4/10/47 .................. United States 441,000 433,494
c,j
2014-CR17, D, 144A, FRN, 5.005%, 5/10/47 ............. United States 290,000 256,937
j
2014-UBS5, AM, FRN, 4.193%, 9/10/47 ................. United States 133,636 131,948
c,j
2014-UBS6, D, 144A, FRN, 3.958%, 12/10/47 ............ United States 175,586 170,891
j
2015-CR22, B, FRN, 3.926%, 3/10/48 .................. United States 93,811 90,286
j
2015-CR27, C, FRN, 4.673%, 10/10/48 ................. United States 6,800 6,518
2015-DC1, AM, 3.724%, 2/10/48 ...................... United States 80,181 78,972
j
2015-DC1, B, FRN, 4.035%, 2/10/48 ................... United States 447,000 428,758
j
2017-COR2, C, FRN, 4.739%, 9/10/50 .................. United States 238,000 226,203
j
GS Mortgage Securities Trust ,
2014-GC24, B, FRN, 4.449%, 9/10/47 .................. United States 175,111 171,282
c
2014-GC24, D, 144A, FRN, 4.47%, 9/10/47 .............. United States 221,000 156,360
k
2019-GC42, XA, IO, FRN, 0.941%, 9/10/52 .............. United States 5,996,679 128,446
c,j
IRV Trust , 2025-200P , C , 144A, FRN , 5.921% , 3/14/47 ....... United States 248,000 248,172
c,j
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
2007-CB20, E, 144A, FRN, 10.072%, 2/12/51 ............ United States 4,925 6,953
2012-C6, E, 144A, FRN, 5.138%, 5/15/45 ............... United States 31,639 31,328
j
JPMBB Commercial Mortgage Securities Trust ,
c
2013-C14, D, 144A, FRN, 4.171%, 8/15/46 .............. United States 228,000 181,973
c
2013-C14, F, 144A, FRN, 3.598%, 8/15/46 ............... United States 1,500,000 125,213
c
2014-C18, D, 144A, FRN, 4.659%, 2/15/47 .............. United States 232,000 211,514
2014-C23, B, FRN, 4.673%, 9/15/47 ................... United States 154,457 152,961
2014-C23, C, FRN, 4.673%, 9/15/47 ................... United States 201,000 195,427
c
2014-C23, D, 144A, FRN, 4.173%, 9/15/47 .............. United States 100,000 92,900
j
JPMDB Commercial Mortgage Securities Trust , 2018-C8 , C , FRN ,
4.913% , 6/15/51 ................................... United States 190,000 174,293
c
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% ,
3/10/50 ......................................... United States 382,757 380,621
c,j
MAD Commercial Mortgage Trust , 2025-11MD , D , 144A, FRN ,
6.571% , 10/15/42 .................................. United States 325,000 327,845
Morgan Stanley Bank of America Merrill Lynch Trust ,
j
2013-C10, B, FRN, 4.081%, 7/15/46 ................... United States 278,095 264,578
c,j
2013-C10, D, 144A, FRN, 4.081%, 7/15/46 .............. United States 350,000 292,482
c,j
2013-C10, F, 144A, FRN, 4.081%, 7/15/46 ............... United States 975,000 162,004
c,j
2013-C12, D, 144A, FRN, 4.848%, 10/15/46 ............. United States 189,000 180,810
c,j
2013-C9, D, 144A, FRN, 3.915%, 5/15/46 ............... United States 196,000 179,116
j
2015-C22, B, FRN, 3.883%, 4/15/48 ................... United States 271,000 248,139
j
2015-C22, C, FRN, 4.094%, 4/15/48 ................... United States 575,000 488,919
c
2015-C26, D, 144A, 3.06%, 10/15/48 ................... United States 198,209 190,389
Morgan Stanley Capital I Trust ,
c
2015-UBS8, D, 144A, 3.18%, 12/15/48 .................. United States 267,000 253,977
j
2016-UB11, C, FRN, 3.691%, 8/15/49 .................. United States 286,000 284,012
j
2018-H3, C, FRN, 5.027%, 7/15/51 .................... United States 199,000 191,914
c
2018-H3, D, 144A, 3%, 7/15/51 ....................... United States 144,000 122,769
j,k
Real Estate Asset Liquidity Trust , 2024-RONA , X , IO, FRN ,
1.051% , 12/12/41 .................................. Canada 8,854,905 CAD 160,771
SG Commercial Mortgage Securities Trust , 2016-C5 , A4 , 3.055% ,
10/10/48 ........................................ United States 31,866 31,826
c,d
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 558,952 69
j
UBS Commercial Mortgage Trust ,
2017-C3, C, FRN, 4.495%, 8/15/50 .................... United States 247,000 232,935
c
2018-C15, D, 144A, FRN, 5.307%, 12/15/51 ............. United States 110,000 99,961
c
VCAT LLC , 2026-NPL2 , A1 , 144A, 5.062% , 2/25/56 .......... United States 985,502 980,659

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
c,j
VEGAS , 2024-GCS , D , 144A, FRN , 6.424% , 7/10/36 ......... United States 164,000 $ 163,699
Wells Fargo Commercial Mortgage Trust ,
c,j
2013-LC12, D, 144A, FRN, 3.865%, 7/15/46 ............. United States 188,000 130,190
c
2014-LC16, D, 144A, 3.938%, 8/15/50 .................. United States 245,391 29,664
2015-C31, D, 3.852%, 11/15/48 ....................... United States 121,000 110,107
c
2016-C33, D, 144A, 3.123%, 3/15/59 ................... United States 43,672 42,823
c,j
2016-C34, D, 144A, FRN, 5.424%, 6/15/49 .............. United States 105,213 103,291
j
2016-NXS5, D, FRN, 4.955%, 1/15/59 .................. United States 216,000 100,442
c
2019-C50, D, 144A, 3%, 5/15/52 ...................... United States 111,000 89,051
j,k
2019-C52, XA, IO, FRN, 1.688%, 8/15/52 ................ United States 2,928,505 114,523
j,k
2024-5C1, XA, IO, FRN, 1.254%, 7/15/57 ................ United States 3,038,433 77,971
j
WFRBS Commercial Mortgage Trust ,
c
2013-C15, D, 144A, FRN, 4.286%, 8/15/46 .............. United States 235,831 166,378
2014-C21, C, FRN, 4.234%, 8/15/47 ................... United States 177,000 170,973
2014-C23, B, FRN, 4.408%, 10/15/57 ................... United States 125,000 122,874
17,249,479
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $19,133,450) ..............
17,249,479
Mortgage-Backed Securities 25.1%
Federal National Mortgage Association (FNMA) Fixed Rate 19.6%
l
Uniform Mortgage-Backed Securities, 3%, TBA, 7/25/56 ...... United States 1,000,000 878,438
l
Uniform Mortgage-Backed Securities, 3%, TBA, 8/25/56 ...... United States 1,000,000 871,562
l
Uniform Mortgage-Backed Securities, 3.5%, TBA, 8/25/56 ..... United States 1,000,000 906,680
l
Uniform Mortgage-Backed Securities, 4%, TBA, 7/25/56 ...... United States 1,000,000 939,062
l
Uniform Mortgage-Backed Securities, 4.5%, TBA, 8/25/56 ..... United States 7,100,000 6,796,309
l
Uniform Mortgage-Backed Securities, 5%, TBA, 8/25/56 ...... United States 500,000 490,782
l
Uniform Mortgage-Backed Securities, 5.5%, TBA, 8/25/56 ..... United States 15,000,000 15,028,007
l
Uniform Mortgage-Backed Securities, 6%, TBA, 7/25/56 ...... United States 3,000,000 3,066,328
l
Uniform Mortgage-Backed Securities, 6%, TBA, 8/25/56 ...... United States 3,000,000 3,057,254
32,034,422
Government National Mortgage Association (GNMA) Fixed Rate 5.5%
l
GNMA II, Single-family, 30 Year, 5%, 8/15/56 ............... United States 4,000,000 3,939,772
l
GNMA II, Single-family, 30 Year, 5.5%, 8/15/56 ............. United States 5,000,000 5,018,710
8,958,482
Total Mortgage-Backed Securities (Cost $41,081,387) ..........................
40,992,904
Residential Mortgage-Backed Securities 7.7%
Financial Services 7.7%
c
A&D Mortgage Trust , 2024-NQM1 , A1 , 144A, 6.195% , 2/25/69 . United States 413,134 414,033
Alternative Loan Trust ,
g
2005-38, A3, FRN, 4.463%, (1-month SOFR + 0.814%), 9/25/35 United States 169,820 159,275
g
2005-59, 1A1, FRN, 4.418%, (1-month SOFR + 0.774%),
11/20/35 ........................................ United States 202,007 192,545
g
2006-OA10, 1A1, FRN, 4.704%, (12-month average of 1-year
CMT + 0.96%), 8/25/46 ............................. United States 59,298 55,464
g
2006-OA10, 3A1, FRN, 4.143%, (1-month SOFR + 0.494%),
8/25/46 ......................................... United States 177,547 171,964
g
2006-OA10, 4A1, FRN, 4.143%, (1-month SOFR + 0.494%),
8/25/46 ......................................... United States 1,227,986 1,097,332
j
2006-OA7, 1A1, FRN, 3.005%, 6/25/46 ................. United States 185,690 174,113
g
2006-OA7, 1A2, FRN, 4.684%, (12-month average of 1-year
CMT + 0.94%), 6/25/46 ............................. United States 142,001 141,616

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
g
Bear Stearns ALT-A Trust , 2005-10 , 11A1 , FRN , 4.263% ,
( 1-month SOFR + 0.614% ), 1/25/36 .................... United States 31,704 $ 31,185
c,g
Chevy Chase Funding LLC , 2006-4A , A2 , 144A, FRN , 3.943% ,
( 1-month SOFR + 0.294% ), 11/25/47 ................... United States 132,542 119,733
c,j
FHLMC Seasoned Credit Risk Transfer Trust ,
2017-3, M2, 144A, FRN, 4.75%, 7/25/56 ................ United States 318,006 312,629
2019-2, M, 144A, FRN, 4.75%, 8/25/58 ................. United States 167,830 163,728
2019-4, M, 144A, FRN, 4.5%, 2/25/59 .................. United States 582,388 564,443
c,g
FHLMC STACR REMIC Trust ,
2020-DNA4, B2, 144A, FRN, 13.742%, (30-day SOFR Average
+ 10.114%), 8/25/50 ................................ United States 609,000 798,484
2020-DNA5, B2, 144A, FRN, 15.128%, (30-day SOFR Average
+ 11.5%), 10/25/50 ................................. United States 176,000 242,011
2020-HQA3, B2, 144A, FRN, 13.742%, (30-day SOFR Average
+ 10.114%), 7/25/50 ................................ United States 430,000 561,012
2021-DNA3, B2, 144A, FRN, 9.878%, (30-day SOFR Average +
6.25%), 10/25/33 .................................. United States 225,000 282,065
2022-HQA1, B2, 144A, FRN, 14.628%, (30-day SOFR Average
+ 11%), 3/25/42 ................................... United States 1,150,000 1,228,182
c,g
FHLMC STACR Trust ,
2018-DNA3, B2, 144A, FRN, 11.492%, (30-day SOFR Average
+ 7.864%), 9/25/48 ................................ United States 174,000 196,625
2018-HQA2, B2, 144A, FRN, 14.742%, (30-day SOFR Average
+ 11.114%), 10/25/48 ............................... United States 649,000 782,669
2019-DNA1, B2, 144A, FRN, 14.492%, (30-day SOFR Average
+ 10.864%), 1/25/49 ................................ United States 141,000 170,614
2019-FTR3, B2, 144A, FRN, 8.542%, (30-day SOFR Average +
4.914%), 9/25/47 .................................. United States 475,000 520,658
2019-HQA1, B2, 144A, FRN, 15.992%, (30-day SOFR Average
+ 12.364%), 2/25/49 ................................ United States 85,000 101,243
2019-HQA2, B2, 144A, FRN, 14.992%, (30-day SOFR Average
+ 11.364%), 4/25/49 ................................ United States 106,000 124,126
j
First Horizon Alternative Mortgage Securities Trust , 2006-AA6 ,
2A1 , FRN , 4.755% , 11/25/36 ......................... United States 380,443 252,773
g
FNMA Connecticut Avenue Securities Trust ,
2016-C05, 2B, FRN, 14.492%, (30-day SOFR Average +
10.864%), 1/25/29 ................................. United States 117,590 118,387
2016-C06, 1B, FRN, 12.992%, (30-day SOFR Average +
9.364%), 4/25/29 .................................. United States 19,650 20,124
c
2020-SBT1, 1M2, 144A, FRN, 7.392%, (30-day SOFR Average
+ 3.764%), 2/25/40 ................................ United States 504,000 511,715
c
2022-R02, 2B1, 144A, FRN, 8.128%, (30-day SOFR Average +
4.5%), 1/25/42 .................................... United States 180,000 183,561
c
2022-R02, 2M2, 144A, FRN, 6.628%, (30-day SOFR Average +
3%), 1/25/42 ..................................... United States 365,938 369,823
c
2026-R01, 2M2, 144A, FRN, 4.978%, (30-day SOFR Average +
1.35%), 1/25/46 ................................... United States 161,000 160,830
g
GSR Mortgage Loan Trust , 2007-OA1 , 2A3A , FRN , 4.073% ,
( 1-month SOFR + 0.424% ), 5/25/37 .................... United States 167,168 91,849
g
HarborView Mortgage Loan Trust , 2005-2 , 1A , FRN , 4.274% ,
( 1-month SOFR + 0.634% ), 5/19/35 .................... United States 238,773 60,304
c,g
Home RE Ltd. , 2021-2 , B1 , 144A, FRN , 7.778% , ( 30-day SOFR
Average + 4.15% ), 1/25/34 ........................... United States 150,000 151,192
c
J.P. Morgan Mortgage Trust ,
g
2024-9, A11, 144A, FRN, 4.978%, (30-day SOFR Average +
1.35%), 2/25/55 ................................... United States 62,643 62,761
2026-NQX2, A1FC, 144A, 5.628%, 10/25/66 ............. United States 407,000 406,999
c
MFA Trust , 2025-NQM3 , A1 , 144A, 5.261% , 8/25/70 ......... United States 88,269 87,904

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
c,g
Morgan Stanley Re-REMIC Trust , 2010-R4 , 4B , 144A, FRN ,
3.06% , ( 1-month SOFR + 0.344% ), 2/26/37 .............. United States 137,000 $ 133,207
g
MortgageIT Trust , 2005-3 , M2 , FRN , 4.558% , ( 1-month SOFR +
0.909% ), 8/25/35 .................................. United States 16,670 16,404
c,e,j
OBX Trust , 2026-NQM9 , A1 , 144A, FRN , 5.47% , 4/25/66 ..... United States 472,000 472,408
c,j
Onity Loan Investment Trust , 2026-HB3 , M2 , 144A, FRN , 3% ,
6/25/39 ......................................... United States 100,000 91,835
c
PRET LLC , 2026-NPL1 , A1 , 144A, 5.18% , 1/25/56 .......... United States 108,621 107,792
c
PRPM LLC , 2026-1 , A1 , 144A, 5.185% , 2/25/31 ............ United States 231,062 228,325
g
RALI Trust , 2006-QO5 , 1A1 , FRN , 4.193% , ( 1-month SOFR +
0.544% ), 5/25/46 .................................. United States 174,372 157,302
g
Structured Asset Mortgage Investments II Trust , 2006-AR7 ,
A1BG , FRN , 3.883% , ( 1-month SOFR + 0.234% ), 8/25/36 ... United States 111,934 99,868
c,j
Towd Point Mortgage Trust , 2019-2 , A2 , 144A, FRN , 3.75% ,
12/25/58 ........................................ United States 216,000 196,142
g
WaMu Mortgage Pass-Through Certificates Trust , 2005-AR13 ,
A1C3 , FRN , 4.743% , ( 1-month SOFR + 1.094% ), 10/25/45 .. United States 55,081 53,432
12,640,686
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $11,836,735) ...............
12,640,686
Agency Commercial Mortgage-Backed Securities 13.8%
Financial Services 13.8%
k
FHLMC ,
304, C37, IO, 3.5%, 12/15/27 ......................... United States 3,666 44
4000, PI, IO, 4.5%, 1/15/42 .......................... United States 93,341 11,752
4077, IK, IO, 5%, 7/15/42 ............................ United States 323,117 66,453
4105, HI, IO, 3.5%, 7/15/41 .......................... United States 88,813 3,706
g
4839, WS, IO, FRN, 2.393%, (-1 x 30-day SOFR Average +
5.986%), 8/15/56 .................................. United States 1,869,559 233,213
g
4945, SL, IO, FRN, 2.308%, (-1 x 30-day SOFR Average +
5.936%), 1/25/50 .................................. United States 1,836,221 196,258
4984, IL, IO, 4.5%, 6/25/50 ........................... United States 1,818,890 417,466
g
5002, SJ, IO, FRN, 2.358%, (-1 x 30-day SOFR Average +
5.986%), 7/25/50 .................................. United States 2,555,092 270,433
g
5011, SA, IO, FRN, 2.508%, (-1 x 30-day SOFR Average +
6.136%), 9/25/50 .................................. United States 2,901,076 330,577
5024, HI, IO, 4.5%, 10/25/50 ......................... United States 3,282,309 747,238
5036, IB, IO, 5%, 10/25/48 ........................... United States 1,644,040 393,981
5093, YI, IO, 4.5%, 12/25/50 ......................... United States 1,364,995 320,412
5134, IC, IO, 4%, 8/25/51 ............................ United States 2,668,484 524,712
5349, IB, IO, 4%, 12/15/46 ........................... United States 1,654,557 343,847
c,g
FHLMC Multi-family Structured Credit Risk Trust ,
2021-MN1, M2, 144A, FRN, 7.378%, (30-day SOFR Average +
3.75%), 1/25/51 ................................... United States 235,000 239,615
2021-MN3, M2, 144A, FRN, 7.628%, (30-day SOFR Average +
4%), 11/25/51 .................................... United States 797,000 818,838
k
FNMA ,
g
2010-35, SG, IO, FRN, 2.658%, (-1 x 30-day SOFR Average +
6.286%), 4/25/40 .................................. United States 183,974 17,951
g
2011-101, SA, IO, FRN, 2.158%, (-1 x 30-day SOFR Average +
5.786%), 10/25/41 ................................. United States 446,579 37,446
2012-127, BI, IO, 4.5%, 11/25/42 ...................... United States 92,908 18,465
2015-30, IO, 5.5%, 5/25/45 .......................... United States 648,647 81,273
2016-3, NI, IO, 6%, 2/25/46 .......................... United States 540,164 73,238
g
2017-32, SA, IO, FRN, 2.408%, (-1 x 30-day SOFR Average +
6.036%), 5/25/47 .................................. United States 2,243,831 216,239

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
k
FNMA, (continued)
g
2018-20, SB, IO, FRN, 2.508%, (-1 x 30-day SOFR Average +
6.136%), 3/25/48 .................................. United States 1,031,669 $ 84,756
g
2018-38, SA, IO, FRN, 2.458%, (-1 x 30-day SOFR Average +
6.086%), 6/25/48 .................................. United States 1,881,198 200,537
g
2019-43, JS, IO, FRN, 2.308%, (-1 x 30-day SOFR Average +
5.936%), 8/25/49 .................................. United States 976,065 86,803
g
2019-61, S, IO, FRN, 2.258%, (-1 x 30-day SOFR Average +
5.886%), 11/25/49 ................................. United States 2,195,110 256,579
2020-76, BI, IO, 4.5%, 11/25/50 ....................... United States 2,592,931 587,961
2021-14, CI, IO, 4.5%, 11/25/49 ....................... United States 3,248,314 722,413
g
2025-52, SB, IO, FRN, 2.172%, (-1 x 30-day SOFR Average +
5.8%), 7/25/55 .................................... United States 7,443,925 405,514
374, 6, IO, 5.5%, 8/25/36 ............................ United States 23,511 3,703
378, 19, IO, 5%, Strip, 6/25/35 ........................ United States 57,823 7,419
427, C93, IO, 4.5%, 8/25/42 .......................... United States 2,353,079 397,078
c,g
FNMA Multi-family Connecticut Avenue Securities Trust ,
2019-01, M10, 144A, FRN, 6.992%, (30-day SOFR Average +
3.364%), 10/25/49 ................................. United States 424,406 428,967
2020-01, M10, 144A, FRN, 7.492%, (30-day SOFR Average +
3.864%), 3/25/50 .................................. United States 534,259 543,011
k
GNMA ,
2012-113, ID, IO, 3.5%, 9/20/42 ....................... United States 296,978 41,046
2012-128, IA, IO, 3.5%, 10/20/42 ...................... United States 652,352 101,271
2012-140, IC, IO, 3.5%, 11/20/42 ...................... United States 649,253 100,403
2012-146, IO, 5%, 12/20/42 .......................... United States 164,164 34,011
2013-34, IH, IO, 4.5%, 3/20/43 ........................ United States 340,277 60,664
j
2013-H08, CI, IO, FRN, 1.45%, 2/20/63 ................. United States 330,259 11,183
g
2014-119, SA, IO, FRN, 1.846%, (-1 x 1-month SOFR +
5.486%), 8/20/44 .................................. United States 552,837 46,217
g
2014-60, SD, IO, FRN, 2.426%, (-1 x 1-month SOFR +
6.066%), 4/20/44 .................................. United States 1,231,050 133,252
2014-76, IO, 5%, 5/20/44 ............................ United States 251,774 49,890
j
2014-H21, BI, IO, FRN, 1.528%, 10/20/64 ............... United States 711,725 19,829
2015-52, KI, IO, 3.5%, 11/20/40 ....................... United States 196,132 4,939
2015-53, MI, IO, 4%, 4/16/45 ......................... United States 588,096 114,091
2015-64, YI, IO, 4%, 11/20/44 ........................ United States 414,868 57,624
2015-79, GI, IO, 5%, 10/20/39 ........................ United States 134,008 26,428
j
2015-H10, BI, IO, FRN, 2.038%, 4/20/65 ................ United States 421,847 18,928
j
2015-H20, AI, IO, FRN, 1.86%, 8/20/65 ................. United States 464,722 17,512
j
2015-H20, CI, IO, FRN, 2.564%, 8/20/65 ................ United States 460,883 29,009
j
2015-H23, BI, IO, FRN, 1.772%, 9/20/65 ................ United States 411,216 11,670
j
2015-H25, EI, IO, FRN, 1.854%, 10/20/65 ............... United States 255,298 9,533
2016-42, IO, 5%, 2/20/46 ............................ United States 593,140 112,241
j
2016-H03, AI, IO, FRN, 1.975%, 1/20/66 ................ United States 469,126 20,891
j
2016-H03, DI, IO, FRN, 1.754%, 12/20/65 ............... United States 75,679 2,429
j
2016-H06, DI, IO, FRN, 2.086%, 7/20/65 ................ United States 561,139 22,325
j
2016-H09, BI, IO, FRN, 1.838%, 4/20/66 ................ United States 556,055 22,390
j
2016-H10, AI, IO, FRN, 1.752%, 4/20/66 ................ United States 1,143,298 33,652
j
2016-H18, QI, IO, FRN, 2.447%, 6/20/66 ................ United States 371,008 22,175
j
2016-H22, AI, IO, FRN, 2.724%, 10/20/66 ............... United States 430,278 25,771
j
2016-H23, NI, IO, FRN, 2.732%, 10/20/66 ............... United States 1,388,675 68,937
j
2016-H24, CI, IO, FRN, 1.673%, 10/20/66 ............... United States 312,499 8,821
2017-26, MI, IO, 5%, 11/20/39 ........................ United States 789,358 139,333
2017-42, IC, IO, 4.5%, 8/20/41 ........................ United States 304,411 58,872
j
2017-H02, BI, IO, FRN, 2.296%, 1/20/67 ................ United States 406,819 17,569
j
2017-H06, BI, IO, FRN, 2.379%, 2/20/67 ................ United States 613,235 23,496

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
k
GNMA, (continued)
j
2017-H08, NI, IO, FRN, 2.182%, 3/20/67 ................ United States 879,655 $ 34,253
j
2017-H09, IO, FRN, 1.834%, 4/20/67 ................... United States 1,126,755 34,036
j
2017-H11, DI, IO, FRN, 2.019%, 5/20/67 ................ United States 675,125 34,833
j
2017-H12, QI, IO, FRN, 2.123%, 5/20/67 ................ United States 675,120 25,615
j
2017-H16, IG, IO, FRN, 1.727%, 7/20/67 ................ United States 1,656,893 41,205
j
2017-H16, JI, IO, FRN, 2.141%, 8/20/67 ................. United States 2,020,906 84,486
j
2017-H19, MI, IO, FRN, 2.039%, 4/20/67 ................ United States 427,532 14,882
2018-127, IC, IO, 5%, 10/20/44 ....................... United States 1,076,921 205,095
2018-94, AI, IO, 4.5%, 7/20/48 ........................ United States 709,148 145,033
j
2018-H02, EI, IO, FRN, 2.504%, 1/20/68 ................ United States 1,728,762 72,601
j
2018-H05, BI, IO, FRN, 2.39%, 2/20/68 ................. United States 1,210,185 49,552
j
2018-H15, KI, IO, FRN, 1.934%, 8/20/68 ................ United States 836,449 31,102
g
2019-110, SQ, IO, FRN, 2.296%, (-1 x 1-month SOFR +
5.936%), 9/20/49 .................................. United States 1,521,777 158,940
g
2019-152, ES, IO, FRN, 2.296%, (-1 x 1-month SOFR +
5.936%), 12/20/49 ................................. United States 935,175 95,428
g
2019-83, SY, IO, FRN, 2.346%, (-1 x 1-month SOFR + 5.986%),
7/20/49 ......................................... United States 1,405,544 148,992
g
2019-89, PS, IO, FRN, 2.346%, (-1 x 1-month SOFR +
5.986%), 7/20/49 .................................. United States 1,707,941 179,884
g
2019-96, SY, IO, FRN, 2.346%, (-1 x 1-month SOFR + 5.986%),
8/20/49 ......................................... United States 1,562,723 169,694
2020-13, AI, IO, 4%, 3/20/46 ......................... United States 3,280,492 415,896
2020-167, PI, IO, 3.5%, 11/20/50 ...................... United States 1,986,267 448,079
2020-175, NI, IO, 3%, 11/20/50 ....................... United States 2,093,212 350,065
g
2020-63, AS, IO, FRN, 2.246%, (-1 x 1-month SOFR + 5.886%),
8/20/43 ......................................... United States 1,600,024 158,184
g
2020-63, PS, IO, FRN, 2.346%, (-1 x 1-month SOFR +
5.986%), 4/20/50 .................................. United States 2,034,297 229,176
g
2020-63, SP, IO, FRN, 2.346%, (-1 x 1-month SOFR + 5.986%),
5/20/50 ......................................... United States 1,592,407 175,428
g
2020-96, KS, IO, FRN, 2.396%, (-1 x 1-month SOFR +
6.036%), 7/20/50 .................................. United States 4,830,215 555,649
g
2020-97, QS, IO, FRN, 2.396%, (-1 x 1-month SOFR +
6.036%), 7/20/50 .................................. United States 1,527,038 184,587
g
2021-116, ES, IO, FRN, 2.452%, (-1 x 1-month SOFR +
6.086%), 11/20/47 ................................. United States 2,413,491 239,683
2021-122, GI, IO, 4.5%, 11/20/47 ...................... United States 2,549,266 575,900
2021-156, IO, 3.5%, 7/20/51 ......................... United States 3,172,404 590,735
2021-214, AI, IO, 4%, 12/20/51 ....................... United States 2,326,806 450,947
2021-59, IP, IO, 3%, 4/20/51 ......................... United States 2,653,451 440,539
g
2021-59, SM, IO, FRN, 2.546%, (-1 x 1-month SOFR +
6.186%), 4/20/51 .................................. United States 4,773,288 557,572
g
2021-59, SQ, IO, FRN, 2.546%, (-1 x 1-month SOFR +
6.186%), 4/20/51 .................................. United States 1,575,239 183,879
g
2021-77, SM, IO, FRN, 2.546%, (-1 x 1-month SOFR +
6.186%), 5/20/51 .................................. United States 2,371,463 287,814
g
2021-98, SK, IO, FRN, 2.546%, (-1 x 1-month SOFR +
6.186%), 6/20/51 .................................. United States 3,930,489 478,325
g
2023-35, SH, IO, FRN, 2.841%, (-1 x 30-day SOFR Average +
6.45%), 2/20/53 ................................... United States 4,447,662 362,919
2024-186, IO, 3%, 9/20/51 ........................... United States 3,163,233 489,735
j
2024-32, IO, FRN, 0.699%, 6/16/63 .................... United States 4,743,942 248,173
g
2025-113, SN, IO, FRN, 2.291%, (-1 x 30-day SOFR Average +
5.9%), 7/20/55 .................................... United States 8,895,831 577,121

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
k
GNMA, (continued)
g
2025-120, SD, IO, FRN, 2.246%, (-1 x 1-month SOFR +
5.886%), 10/20/49 ................................. United States 3,858,991 $ 384,763
2025-215, CI, IO, 5.5%, 8/20/51 ....................... United States 3,752,836 520,149
2026-10, IC, IO, 5.5%, 4/20/53 ........................ United States 3,951,914 693,023
g
2026-2, SB, IO, FRN, 2.511%, (-1 x 30-day SOFR Average +
6.12%), 1/20/56 ................................... United States 2,976,198 310,022
g
2026-25, PS, IO, FRN, 2.041%, (-1 x 30-day SOFR Average +
5.65%), 2/20/56 ................................... United States 10,401,721 617,951
22,606,245
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $22,854,450) .......
22,606,245
Total Long Term Investments (Cost $198,261,288) .............................
197,967,733
a
Short Term Investments 1.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.3%
b,m
U.S. Treasury Bills, 3.37%, 7/16/26 ...................... United States 475,000 474,289
Total U.S. Government and Agency Securities (Cost $474,290) ..................
474,289
Shares
Management Investment Companies 1.3%
a,n
Putnam Short Term Investment Fund, Class P, 3.837% ....... United States 2,146,446 2,146,446
Total Management Investment Companies (Cost $2,146,446) ...................
2,146,446
Total Short Term Investments (Cost $2,620,736 ) ...............................
2,620,735
a
Total Investments (Cost $200,882,024) 122.7% ................................
$200,588,468
TBA Sale Commitments (3.6)% ..............................................
(5,817,888)
Other Assets, less Liabilities (19.1)% ........................................
(31,288,951)
Net Assets 100.0% .........................................................
$163,481,629
a a a
Principal
Amount
*
o
TBA Sale Commitments (3.6)%
Mortgage-Backed Securities (3.6)%
Federal National Mortgage Association (FNMA) Fixed Rate (3.6)%
Uniform Mortgage-Backed Securities ,
3%, TBA, 7/25/56 .................................. United States (1,000,000) (878,438)
4%, TBA, 7/25/56 .................................. United States (1,000,000) (939,062)
4%, TBA, 8/25/56 .................................. United States (1,000,000) (934,060)
6%, TBA, 7/25/56 .................................. United States (3,000,000) (3,066,328)
(5,817,888)
Total TBA Sale Commitments (Proceeds $(5,814,414)) .........................
$(5,817,888)

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At June 30, 2026, the Fund had the following futures contracts outstanding.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
See Note
4
regarding investments in affiliated management investment companies.
b
The rate shown represents the yield at period end.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2026, the aggregate value of these securities was $84,114,699, representing 51.5% of net assets.
d
Defaulted security or security for which income has been deemed uncollectible.
e
A portion or all of the security purchased on a delayed delivery basis.
f
Income may be received in additional securities and/or cash.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
See Note 3 regarding unfunded loan commitments.
i
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts.
j
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
k
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
l
Security purchased on a to-be-announced (TBA) basis.
m
A portion or all of the security has been segregated as collateral for certain derivative contracts. At June 30, 2026, the value of this security pledged amounted to $384,424, representing 0.2% of net assets.
n
The rate shown is the annualized seven-day effective yield at period end.
o
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Ultra Notes ................ Short 5 $ 562,344 9/21/26 $ (2,897)
U.S. Treasury 2 Year Notes ..................... Short 6 1,236,797 9/30/26 2,223
U.S. Treasury 5 Year Notes ..................... Long 12 1,284,562 9/30/26 (759)
Total Futures Contracts ...................................................................... $(1,433)
*
As of period end.

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At June 30, 2026, the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BOFA Buy 310,600 219,734 7/15/26 $ — $ (4,741)
Australian Dollar .... BZWS Sell 103,100 72,958 7/15/26 1,593 —
Australian Dollar .... HSBK Sell 58,000 41,024 7/15/26 878 —
Australian Dollar .... JPHQ Sell 727,000 514,445 7/15/26 11,228 —
Australian Dollar .... MSCO Buy 16,100 11,649 7/15/26 — (505)
Australian Dollar .... MSCO Sell 902,400 638,574 7/15/26 13,947 —
Australian Dollar .... TDOM Sell 365,900 258,889 7/15/26 5,619 —
Australian Dollar .... UBSW Sell 21,800 15,426 7/15/26 337 —
Australian Dollar .... WPAC Sell 12,000 8,492 7/15/26 186 —
Canadian Dollar .... BOFA Sell 400 291 7/15/26 9 —
Canadian Dollar .... BZWS Sell 82,700 60,146 7/15/26 1,800 —
Canadian Dollar .... CITI Buy 1,693,000 1,234,245 7/15/26 — (39,811)
Canadian Dollar .... CITI Sell 1,735,000 1,270,556 7/15/26 46,491 —
Canadian Dollar .... GSCO Sell 9,000 6,546 7/15/26 196 —
Canadian Dollar .... HSBK Sell 721,400 524,678 7/15/26 15,720 —
Canadian Dollar .... JPHQ Sell 592,300 430,770 7/15/26 12,894 —
Canadian Dollar .... TDOM Sell 414,700 301,635 7/15/26 9,059 —
Canadian Dollar .... UBSW Sell 13,000 9,456 7/15/26 285 —
Canadian Dollar .... WPAC Sell 343,500 249,832 7/15/26 7,488 —
New Zealand Dollar . BOFA Sell 19,700 11,577 7/15/26 383 —
New Zealand Dollar . CITI Sell 311,500 183,042 7/15/26 6,036 —
New Zealand Dollar . HSBK Sell 439,200 258,107 7/15/26 8,537 —
New Zealand Dollar . MSCO Sell 495,300 291,078 7/15/26 9,630 —
New Zealand Dollar . UBSW Sell 75,800 44,543 7/15/26 1,471 —
Japanese Yen ...... BOFA Buy 64,500,800 411,231 8/19/26 — (12,959)
Japanese Yen ...... GSCO Buy 187,258,800 1,193,218 8/19/26 — (36,954)
Japanese Yen ...... HSBK Buy 33,644,500 214,533 8/19/26 — (6,789)
Japanese Yen ...... JPHQ Buy 62,332,100 397,488 8/19/26 — (12,607)
Japanese Yen ...... TDOM Buy 612,100 3,903 8/19/26 — (124)
Japanese Yen ...... UBSW Buy 59,663,400 380,379 8/19/26 — (11,977)
British Pound ...... CITI Sell 209,600 279,923 9/16/26 1,900 —
British Pound ...... HSBK Sell 99,100 132,354 9/16/26 903 —
British Pound ...... JPHQ Sell 238,700 318,674 9/16/26 2,052 —
Euro ............. BZWS Buy 222,800 257,701 9/16/26 — (2,303)
Euro ............. GSCO Sell 470,600 544,335 9/16/26 4,880 —
Euro ............. HSBK Sell 3,669,700 4,244,283 9/16/26 37,664 —
Euro ............. MSCO Buy 302,400 349,719 9/16/26 — (3,075)
Euro ............. SSBT Buy 640,600 740,901 9/16/26 — (6,574)
Euro ............. UBSW Buy 228,500 265,176 9/16/26 — (3,244)
Euro ............. WPAC Sell 784,800 907,704 9/16/26 8,079 —
Norwegian Krone ... BOFA Sell 710,900 74,646 9/16/26 2,905 —
Norwegian Krone ... MSCO Sell 6,139,500 644,668 9/16/26 25,095 —
Swedish Krona ..... MSCO Sell 6,123,200 645,924 9/16/26 11,692 —
Swedish Krona ..... UBSW Sell 348,500 36,767 9/16/26 670 —
Swiss Franc ....... SSBT Buy 351,800 444,427 9/16/26 — (5,286)
Swiss Franc ....... UBSW Buy 832,600 1,052,569 9/16/26 — (13,260)
Total Forward Exchange Contracts ................................................... $249,627 $(160,209)
Net unrealized appreciation (depreciation) ............................................ $89,418
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*
In U.S. dollars unless otherwise indicated.

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At June 30, 2026, the Fund had the following forward premium swap options contracts outstanding.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
(4.125%)/1-day SOFR/Nov-37/(Purchased) BNDP 11/12/27 / 4.125% 477,100 $ 22,090 $ (8,346)
3.625%/1-day SOFR/Nov-37/(Purchased) BNDP 11/12/27 / 3.625% 477,100 22,090 (14,252)
2.91%/1-day SOFR/Apr-52/(Purchased) BNDP 3/31/32 / 2.91% 966,000 58,926 (27,614)
3.725%/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 3.725% 3,079,100 150,568 (131,927)
(4.225%)/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 4.225% 3,079,100 157,650 (127,715)
(2.765%)/3-month EURIBOR/Mar-28/
(Purchased) BOFA 3/19/27 / 2.765% EUR 30,706,000 128,424 (75,158)
(3.165%)/3-month EURIBOR/Mar-28/(Written) BOFA 3/19/27 / 3.165% EUR 30,706,000 (79,331) 55,567
(3.565%)/3-month EURIBOR/Mar-28/(Written) BOFA 3/19/27 / 3.565% EUR 30,706,000 (52,650) 40,505
3.953%/1-day SOFR/Jun-39/(Purchased) BOFA 6/18/29 / 3.953% 1,301,200 46,355 (24)
(4.453%)/1-day SOFR/Jun-39/(Purchased) BOFA 6/18/29 / 4.453% 1,301,200 46,355 (201)
(4.2%)/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 158,800 19,802 (2,885)
4.2%/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 158,800 19,802 (2,908)
(4.3%)/1-day SOFR/Jul-36/(Purchased) CITI 7/10/26 / 4.3% 6,140,000 16,117 (15,838)
(4.09%)/1-day SOFR/Jul-36/(Written) CITI 7/10/26 / 4.09% 9,210,000 (52,651) 38,700
(3.88%)/1-day SOFR/Jul-36/(Purchased) CITI 7/10/26 / 3.88% 3,070,000 37,301 (177)
(4.296%)/1-day SOFR/Jun-58/(Purchased) CITI 6/12/28 / 4.296% 927,300 67,693 (9,732)
4.296%/1-day SOFR/Jun-58/(Purchased) CITI 6/12/28 / 4.296% 927,300 67,693 6,296
3.965%/1-day SOFR/Mar-38/(Purchased) DBAB 3/06/28 / 3.965% 885,900 48,282 (21,526)
(3.965%)/1-day SOFR/Mar-38/(Purchased) DBAB 3/06/28 / 3.965% 885,900 48,282 (13,478)
2.35%/1-day SOFR/Mar-59/(Purchased) GSCO 3/12/29 / 2.35% 1,529,600 89,176 (70,424)
(2.495%)/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 2,376,500 147,412 386,920
2.495%/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 2,376,500 147,412 (144,950)
4.13%/1-day SOFR/Dec-57/(Purchased) JPHQ 12/09/27 / 4.13% 861,400 67,491 (19,282)
(4.13%)/1-day SOFR/Dec-57/(Purchased) JPHQ 12/09/27 / 4.13% 861,400 67,491 (11,732)
1.201%/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 1.201% EUR 5,556,400 110,287 (86,252)
(4.201%)/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 4.201% EUR 5,556,400 138,902 (50,599)
1.445%/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 1,940,600 74,212 (61,355)
(1.445%)/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 1,940,600 74,212 272,116
(4.2%)/1-day SOFR/Feb-39/(Purchased) MCM 2/05/29 / 4.2% 1,480,000 65,860 (6,117)
4.2%/1-day SOFR/Feb-39/(Purchased) MCM 2/05/29 / 4.2% 1,480,000 65,860 (196)
4.01%/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 215,700 25,862 (8,276)
(4.01%)/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 215,700 25,862 (29)
(2.952%)/6-month EURIBOR/Jun-49/
(Purchased) MSCO 6/18/29 / 2.952% EUR 1,584,600 126,320 24,252
(2.98%)/6-month EURIBOR/May-55/
(Purchased) MSCO 5/08/35 / 2.98% EUR 145,400 15,179 4,500
(4.825%)/1-day SOFR/May-57/(Purchased) NATW 4/30/27 / 4.825% 1,147,100 41,525 (26,709)
(2%)/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 2,078,300 110,235 167,049
2%/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 2,078,300 110,235 (66,672)
(2.7%)/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 997,300 60,506 51,264
2.7%/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 997,300 60,506 (34,325)
Unrealized appreciation 1,047,169
Unrealized (depreciation) (1,038,699)
Total $8,470
*
In U.S. dollars unless otherwise indicated.

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At June 30, 2026, the Fund had the following credit default swap contracts outstanding.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.HY.46 . 5.00% Quarterly 6/20/31 10,463,000 $ 849,346 $ 586,289 $ 263,057
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $849,346 $586,289 $263,057
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CMBX.NA.BB.10 (5.00)% Monthly CITI 11/17/59 915,000 510,876 379,986 130,890
CMBX.NA.BB.10 (5.00)% Monthly MLCO 11/17/59 279,000 155,775 15,875 139,900
CMBX.NA.BB.13 (5.00)% Monthly GSCO 12/16/72 133,000 54,313 50,041 4,272
CMBX.NA.BB.6 . (5.00)% Monthly GSCO 5/11/63 167,000 20,800 7,525 13,275
CMBX.NA.BB.8 . (5.00)% Monthly CITI 10/17/57 148,000 56,233 64,084 (7,851)
CMBX.NA.BB.8 . (5.00)% Monthly GSCO 10/17/57 42,000 15,958 17,149 (1,191)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly CITI 11/17/59 465,000 135,818 139,762 (3,944)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly MSCO 11/17/59 516,000 150,715 166,855 (16,140)
CMBX.
NA.BBB-.11 .. (3.00)% Monthly GSCO 11/18/54 609,000 65,975 76,057 (10,082)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly GSCO 8/17/61 203,000 41,023 36,845 4,178
CMBX.
NA.BBB-.13 .. (3.00)% Monthly GSCO 12/16/72 406,000 89,912 85,124 4,788
CMBX.
NA.BBB-.13 .. (3.00)% Monthly JPHQ 12/16/72 530,000 117,372 102,665 14,707
CMBX.NA.BBB-.6 (3.00)% Monthly CITI 5/11/63 223,000 16,033 41,772 (25,739)
CMBX.NA.BBB-.9 (3.00)% Monthly MSCO 9/17/58 203,000 46,420 36,464 9,956
Contracts to Sell Protection
c,d
Traded Index
CMBX.NA.A.13 . 2.00% Monthly MLCO 12/16/72 382,000 (21,944) (50,319) 28,375
Investment
Grade
CMBX.NA.BB.10 5.00% Monthly JPHQ 11/17/59 120,000 (67,001) (9,629) (57,372)
Non-
Investment
Grade
CMBX.NA.BB.13 5.00% Monthly CITI 12/16/72 133,000 (54,313) (56,865) 2,552
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly CITI 5/11/63 285,000 (35,496) (49,554) 14,058
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly GSCO 5/11/63 138,000 (17,188) (23,957) 6,769
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MLCO 5/11/63 125,000 (15,568) (13,977) (1,591)
Non-
Investment
Grade

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At June 30, 2026, the Fund had the following interest rate swap contracts outstanding.
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts (continued)
Contracts to Sell Protection
c,d
(continued)
Traded Index (continued)
CMBX.NA.BB.6 . 5.00% Monthly MSCO 5/11/63 562,000 $ (69,996) $ (100,044) $ 30,048
Non-
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly CITI 4/17/65 34,000 (6,530) (7,729) 1,199
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly GSCO 4/17/65 12,000 (2,304) (2,464) 160
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly MSCO 4/17/65 19,000 (3,649) (4,319) 670
Investment
Grade
CMBX.NA.BBB-.6 3.00% Monthly BOFA 5/11/63 223,000 (16,034) (13,732) (2,302)
Investment
Grade
CMBX.NA.BBB-.8 3.00% Monthly JPHQ 10/17/57 26,000 (4,594) (4,054) (540)
Investment
Grade
Total OTC Swap Contracts .............................................. $1,162,606 $883,561 $279,045
Total Credit Default Swap Contracts .................................... $2,011,952 $ 1,469,850 $542,102
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
REPO_CORRA ....... Semi-Annual
Pay Fixed 2.86% .... Semi-Annual 9/16/28 3,783,000 CAD $ (7,068) $ (4,603) $ (2,465)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.04% .... Annual 9/16/28 249,737,000 (71,461) (539,423) 467,962
Receive Floating 3-month
AUD BBR ........... Quarterly
Pay Fixed 4.58% .... Quarterly 9/16/28 13,917,000 AUD (27,965) (31,146) 3,181
Receive Floating 6-month
EURIBOR ........... Semi-Annual
Pay Fixed 2.92% .... Annual 9/16/28 4,567,000 EUR (18,447) (14,458) (3,989)

Putnam Master Intermediate Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 38 .
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Fixed 4.02% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/31 196,072,000 $ 890,662 $ 917,673 $ (27,011)
Receive Floating 6-month
EURIBOR ........... Semi-Annual
Pay Fixed 2.94% .... Annual 9/16/31 2,435,000 EUR (24,602) (15,632) (8,970)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.06% .... Annual 9/16/33 83,157,000 (551,755) (419,341) (132,414)
Receive Fixed 0.7% ... Annual
Pay Floating 1-day
SARON .......... Annual 9/16/36 1,176,000 CHF 20,905 12,583 8,322
Receive Floating 1-day
REPO_CORRA ....... Semi-Annual
Pay Fixed 3.32% .... Semi-Annual 9/16/36 314,000 CAD (3,094) (2,714) (380)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.16% .... Annual 9/16/36 1,989,000 (20,599) (22,009) 1,410
Receive Fixed 3.02% .. Annual
Pay Floating 3-month
STIBOR .......... Quarterly 9/16/36 6,855,000 SEK 14,890 6,138 8,752
Receive Fixed 3.12% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 9/16/36 2,731,000 EUR 50,928 29,329 21,599
Receive Fixed 4.54% .. Annual
Pay Floating 1-day
SONIA ........... Annual 9/16/36 1,618,000 GBP 29,190 23,267 5,923
Receive Fixed 5% ..... Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 9/16/36 5,253,000 AUD 41,702 33,953 7,749
Receive Floating 6-month
NIBOR ............. Semi-Annual
Pay Fixed 4.4% ..... Annual 9/16/36 17,078,000 NOK (18,659) (13,004) (5,655)
Receive Fixed 3.24% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 9/16/56 1,024,000 EUR 36,170 10,665 25,505
Receive Fixed 4.3% ... Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/56 1,042,000 19,098 15,135 3,963
Receive Fixed 5.08% .. Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 9/16/56 1,377,000 AUD 16,028 13,219 2,809
Total Interest Rate Swap Contracts ................................. $375,923 $ (368) $376,291
*
In U.S. dollars unless otherwise indicated.

Putnam Master Intermediate Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Putnam Master Intermediate Income Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company. The Fund follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds, and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

Putnam Master Intermediate Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Schedule of Investments.
At June 30, 2026, unfunded commitments were as follows:
4. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended June 30,
2026, the Fund held investments in affiliated management investment companies as follows:
Borrower Unfunded Commitment
Putnam Master Intermediate Income Trust
CoreWeave, Inc. $ 8,634
First Eagle Holdings, Inc. 40,833
Pinnacle Buyer LLC 15,174
$ 64,641
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Master Intermediate Income Trust
Non-Controlled Affiliates
Dividends
Franklin Ultra Short Bond ETF . $4,191,248 $— $— $— $(10,854) $4,180,394 166,982 $128,800
Putnam Government Money
Market Fund, Class P, 3.477% . 5,822,971 29,680,321 (35,503,292) — — — — 78,970
2. Financial Instrument Valuation
(continued)

Putnam Master Intermediate Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Master Intermediate Income Trust (continued)
Putnam Short Term Investment
Fund, Class P, 3.837% ...... 8,288,989 12,862,226 (19,004,769) — — 2,146,446 2,146,446 186,012
Total Non-Controlled Affiliates $18,303,208 $42,542,547 $(54,508,061) $— $(10,854) $6,326,840 $393,782
Total Affiliated Securities ... $18,303,208 $42,542,547 $(54,508,061) $— $(10,854) $6,326,840 $393,782
Level 1 Level 2 Level 3 Total
Putnam Master Intermediate Income Trust
Assets:
Investments in Securities:
a
Management Investment Companies ......... $ 4,180,394 $ — $ — $ 4,180,394
Convertible Bonds ....................... — 5,663,331 — 5,663,331
Corporate Bonds ........................ — 61,507,199 — 61,507,199
Senior Floating Rate Interests ............... — 9,564,910 — 9,564,910
Foreign Government and Agency Securities .... — 15,165,050 — 15,165,050
U.S. Government and Agency Securities ....... — 143,745 — 143,745
Asset-Backed Securities ................... — 8,253,790 — 8,253,790
Commercial Mortgage-Backed Securities ...... — 17,249,479 — 17,249,479
Mortgage-Backed Securities ................ — 40,992,904 — 40,992,904
Residential Mortgage-Backed Securities ....... — 12,640,686 — 12,640,686
Agency Commercial Mortgage-Backed Securities — 22,606,245 — 22,606,245
Short Term Investments ................... 2,146,446 474,289 — 2,620,735
Total Investments in Securities ........... $6,326,840 $194,261,628 $— $200,588,468
Other Financial Instruments:
Forward Exchange Contracts ............... $— $249,627 $— $249,627
Forward Premium Swap Option Contracts ..... — 1,047,169 — 1,047,169
Futures Contracts ....................... 2,223 — — 2,223
Swap Contracts ......................... — 1,226,029 — 1,226,029
Unfunded Loan Commitments .............. — 630 — 630
Total Other Financial Instruments ......... $2,223 $2,523,455 $— $2,525,678
– – – –
4. Investments in Affiliated Management Investment Companies
(continued)

Putnam Master Intermediate Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 1 Level 2 Level 3 Total
Putnam Master Intermediate Income Trust (continued)
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 5,817,888 $ — $ 5,817,888
Forward Exchange Contracts ............... — 160,209 — 160,209
Forward Premium Swap Option Contracts ...... — 1,038,699 — 1,038,699
Futures Contracts ........................ 3,656 — — 3,656
Swap Contracts ......................... — 307,636 — 307,636
Total Other Financial Instruments ......... $3,656 $7,324,432 $— $7,328,088
a
For detailed categories, see the accompanying Schedule of Investments.
5. Fair Value Measurements
(continued)

Putnam Master Intermediate Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MCM
Mizuho Capital Markets LLC
MLCO
Merrill Lynch International & Co.
MSCO
Morgan Stanley
NATW
Natwest Markets plc
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Cu r rency
AUD
Australian Dollar
CAD
Canadian Dollar
CHF
Swiss Franc
EUR
Euro
GBP
British Pound
JPY
Japanese Yen
NOK
Norwegian Krone
SEK
Swedish Krona
USD
United States Dollar
Index
CDX.NA.HY
CDX North America High Yield Index
CMBX.NA
CMBX North America Index
Selected Portfolio
AUD BBR
Australian Bank Bill Rate
BBR
Bank of England Base Rate
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
CORRA
Canadian Overnight Repo Rate Average
ETF
Exchange-Traded Fund
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IO
Interest Only
NIBOR
Norwegian Interbank Offered Rate
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SARON
Swiss Average Rate Overnight
SOFR
Secured Overnight Financing Rate
SONIA
Sterling Overnight Index Average
STACR
Structured Agency Credit Risk
STIBOR
Stockholm Interbank Offered Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day REPO_CORRA ................. 2.34%
1-day SARON ....................... (0.04)%
1-day SOFR ........................ 3.68%
1-day SONIA ........................ 3.73%
3-month AUD BBR ................... 4.46%
3-month EURIBOR ................... 2.32%
3-month STIBOR .................... 1.97%
6-month AUD BBR ................... 4.80%
6-month EURIBOR ................... 2.57%
6-month NIBOR ..................... 4.81%
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.